FINANCIAL STATEMENTS

Variable Annuity Account B

Year Ended December 31, 2023

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B

Financial Statements

Year Ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account B

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B (the Separate Account), as of December 31, 2023 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, Missouri

April 26, 2024

Appendix

Subaccounts listed that comprising Variable Annuity Account B

Subaccounts	Statements of operations and changes in net assets

AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2023

AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2023

American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2023

American Century VP Ultra®	For each of the two years in the period ended December 31, 2023

American Century VP Value	For each of the two years in the period ended December 31, 2023

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2023

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2023

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2023

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2023

American Funds IS® International	For each of the two years in the period ended December 31, 2023

American Funds IS® New World	For each of the two years in the period ended December 31, 2023

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2023

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2023

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2023

BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2023

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2023

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2023

BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2023

ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2023

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2023

Delaware Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2023

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2023

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2023

Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2023

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2023

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2023

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2023

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2023

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2023

Invesco V.I. Core Plus Bond	For the year ended December 31, 2023 and the period from April 29, 2022 (commencement of operations) through December 31, 2022

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2023

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2023

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2023

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2023

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2023

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2023

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2023

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2023

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2023

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2023

LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2023

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2023

Subaccounts	Statements of operations and changes in net assets

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2023

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2023

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2023

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2023

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2023

PIMCO VIT Commodity Real Return Strategy	For each of the two years in the period ended December 31, 2023

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2023

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2023

PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2023

PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2023

PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2023

Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2023

Royce Micro-Cap	For each of the two years in the period ended December 31, 2023

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2023

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2023

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2023

Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2023

Variable Annuity Account B

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio (a)	8,070	$149,599	$140,749	$—	$140,749	10,209	$13.79	$13.79
AB VPS Dynamic Asset Allocation	4,397	49,241	39,137	—	39,137	4,162	9.40	9.40
American Century VP Mid Cap Value	29,553	574,958	575,388	—	575,388	30,043	19.17	19.17
American Century VP Ultra®	204,056	3,931,848	5,032,018	—	5,032,018	127,088	35.03	39.71
American Century VP Value	99,600	1,055,848	1,216,119	—	1,216,119	46,685	23.08	26.16
American Funds IS® Asset Allocation	74,975	1,726,751	1,749,919	—	1,749,919	129,291	13.54	13.54
American Funds IS® Capital World Bond	6,595	77,433	65,162	—	65,162	9,637	6.76	6.76
American Funds IS® Global Growth	81,469	2,491,931	2,694,981	—	2,694,981	156,215	17.25	17.25
American Funds IS® Growth-Income	22,350	1,091,338	1,281,527	—	1,281,527	68,153	18.81	18.81
American Funds IS® International	13,142	245,071	225,114	—	225,114	23,898	9.42	9.42
American Funds IS® New World	5,838	148,926	145,661	—	145,661	13,480	10.81	10.81
BlackRock Equity Dividend V.I.	76,804	874,527	814,126	—	814,126	51,597	15.78	15.78
BlackRock Global Allocation V.I.	21,848	307,874	284,681	—	284,681	26,304	10.82	10.82
BlackRock High Yield V.I.	28,911	204,497	197,750	1,023	198,773	19,546	10.17	10.17
BNY Mellon IP MidCap Stock	5,972	116,066	110,831	—	110,831	8,142	13.67	13.67
BNY Mellon IP Small Cap Stock Index	53,911	974,249	1,001,662	—	1,001,662	65,073	15.40	15.40
BNY Mellon IP Technology Growth	74,006	1,730,613	1,862,730	—	1,862,730	53,650	30.92	34.84
BNY Mellon VIF Appreciation	10,643	383,169	364,855	—	364,855	19,246	18.96	18.96
ClearBridge Variable Aggressive Growth	55,002	1,243,558	910,838	—	910,838	50,263	16.07	18.14
ClearBridge Variable Small Cap Growth	14,898	402,040	407,451	—	407,451	17,472	20.55	23.33
Delaware Ivy VIP Asset Strategy	8,750	77,011	76,650	—	76,650	7,570	10.12	10.12
Fidelity® VIP Equity-Income	19,753	445,202	472,305	—	472,305	31,484	14.95	14.95
Fidelity® VIP Growth & Income	38,706	817,113	1,010,989	—	1,010,989	57,004	17.74	17.74
Fidelity® VIP Growth Opportunities	28,758	1,434,976	1,667,660	—	1,667,660	56,124	29.72	29.72
Fidelity® VIP High Income	147,497	743,037	646,037	—	646,037	70,205	9.20	9.20
Fidelity® VIP Overseas	16,356	355,766	417,242	—	417,242	36,833	11.33	11.33
Franklin Allocation VIP Fund	48,222	300,203	245,933	—	245,933	21,007	11.71	11.71
Franklin Income VIP Fund	41,876	635,182	594,645	—	594,645	49,420	11.49	12.06
Franklin Mutual Global Discovery VIP Fund	51,885	949,160	953,642	—	953,642	70,167	12.39	13.59
Franklin Small Cap Value VIP Fund	12,710	192,573	168,666	—	168,666	10,252	16.41	16.41
Franklin Strategic Income VIP Fund	11,314	114,750	101,937	—	101,937	12,609	8.09	8.09
Guggenheim VIF All Cap Value	8,683	256,451	284,983	—	284,983	12,219	23.32	23.32

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Guggenheim VIF Alpha Opportunity	4,145	$69,818	$68,514	$—	$68,514	4,183	$16.35	$16.35
Guggenheim VIF Floating Rate Strategies	49,101	1,264,497	1,244,227	—	1,244,227	129,870	9.58	9.58
Guggenheim VIF Global Managed Futures Strategy	4,180	71,430	71,764	—	71,764	14,203	5.05	5.05
Guggenheim VIF High Yield	32,295	876,741	792,191	—	792,191	25,800	15.22	32.76
Guggenheim VIF Large Cap Value	16,380	593,814	655,522	—	655,522	35,305	18.58	18.70
Guggenheim VIF Long Short Equity	4,442	63,655	75,375	—	75,375	5,784	11.70	13.26
Guggenheim VIF Managed Asset Allocation	15,329	434,628	445,612	—	445,612	31,873	13.97	14.05
Guggenheim VIF Multi-Hedge Strategies	3,634	91,593	94,078	—	94,078	15,393	5.69	6.15
Guggenheim VIF Small Cap Value	9,182	372,930	396,377	—	396,377	9,719	26.88	40.78
Guggenheim VIF SMid Cap Value	16,994	1,130,608	1,226,092	—	1,226,092	27,861	29.84	44.30
Guggenheim VIF StylePlus Large Core	14,201	561,589	578,704	—	$578,704	39,308	14.41	17.51
Guggenheim VIF StylePlus Large Growth	10,059	180,489	191,214	—	191,214	10,640	17.93	21.54
Guggenheim VIF StylePlus Mid Growth	58,041	2,991,014	2,665,245	—	2,665,245	147,591	18.05	19.08
Guggenheim VIF StylePlus Small Growth	39,654	1,253,376	1,059,957	—	1,059,957	92,653	11.44	19.60
Guggenheim VIF Total Return Bond	110,472	1,758,868	1,589,687	—	1,589,687	163,483	7.85	9.70
Guggenheim VIF World Equity Income	46,520	563,826	629,419	—	629,419	48,983	12.84	14.35
Invesco V.I. American Value	10,808	177,124	148,399	—	148,399	13,819	10.74	10.74
Invesco V.I. Comstock	16,204	285,132	317,275	—	317,275	16,388	16.32	19.49
Invesco V.I. Core Plus Bond	37,098	214,445	210,344	—	210,344	22,279	9.44	9.44
Invesco V.I. Discovery Mid Cap Growth	6,475	421,782	349,688	—	349,688	20,682	16.91	16.91
Invesco V.I. Equity and Income	44,857	758,565	733,868	—	733,868	44,256	13.94	16.60
Invesco V.I. EVQ International Equity Fund	10,342	346,730	346,134	—	346,134	20,951	14.91	16.80
Invesco V.I. Global	17,807	677,327	632,148	—	632,148	41,401	15.25	15.25
Invesco V.I. Global Real Estate	34,628	545,990	484,103	—	484,103	26,652	16.02	18.16
Invesco V.I. Government Money Market	622,298	622,298	622,298	—	622,298	75,825	7.85	8.22
Invesco V.I. Government Securities	61,099	703,863	625,048	—	625,048	87,328	7.14	7.14
Invesco V.I. Health Care	7,597	213,921	196,844	—	196,844	8,078	21.87	24.79
Invesco V.I. Main Street Mid Cap Fund®	12,689	126,926	119,149	—	119,149	5,335	19.75	22.39
Invesco V.I. Main Street Small Cap Fund®	7,817	186,742	205,598	—	205,598	5,642	32.40	36.73
Janus Henderson VIT Enterprise	30,101	2,035,290	2,057,994	—	2,057,994	74,144	27.77	27.77
Janus Henderson VIT Research	24,010	822,857	1,033,863	—	1,033,863	42,626	24.23	24.23
Lord Abbett Series Bond-Debenture VC	16,506	199,668	170,338	—	170,338	17,901	9.50	9.50
Lord Abbett Series Developing Growth VC	8,723	304,499	209,011	—	209,011	14,769	14.14	14.14

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
LVIP JPMorgan Core Bond Fund (a)	11,518	$126,592	$112,262	$—	$112,262	14,190	$7.94	$7.94
MFS® VIT II Research International	14,842	230,010	246,824	—	246,824	24,526	7.77	10.06
MFS® VIT Total Return	34,442	760,356	781,139	—	781,139	54,139	14.40	14.40
MFS® VIT Utilities	18,204	569,320	574,166	—	574,166	28,848	13.53	20.48
Morgan Stanley VIF Emerging Markets Equity	20,451	289,440	262,790	—	262,790	37,305	5.88	7.05
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	16,127	202,407	222,224	—	222,224	16,535	13.44	13.44
Morningstar Balanced ETF Asset Allocation Portfolio	30,991	340,611	321,994	—	321,994	29,117	11.06	11.06
Morningstar Conservative ETF Asset Allocation Portfolio	2,530	26,809	25,068	—	25,068	2,950	8.52	8.52
Morningstar Growth ETF Asset Allocation Portfolio	18,972	214,995	215,142	—	215,142	17,298	12.44	12.44
Morningstar Income and Growth ETF Asset Allocation Portfolio	11,905	126,059	117,266	—	117,266	12,003	9.78	9.78
Neuberger Berman AMT Sustainable Equity	17,337	407,473	580,616	—	580,616	17,185	30.24	33.66
PIMCO VIT All Asset	11,166	115,438	101,054	—	101,054	7,605	12.20	13.83
PIMCO VIT CommodityRealReturn Strategy	33,995	232,185	181,873	—	181,873	36,557	4.37	5.03
PIMCO VIT Emerging Markets Bond	2,748	34,520	28,995	—	28,995	2,803	9.77	10.34
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	32,525	338,380	319,725	—	319,725	29,949	9.85	10.73
PIMCO VIT Low Duration	29,163	293,171	279,960	—	279,960	37,977	6.54	7.41
PIMCO VIT Real Return	86,445	1,101,006	1,000,165	—	1,000,165	100,372	8.79	9.96
PIMCO VIT Total Return	44,179	463,719	405,561	—	405,561	50,653	8.01	8.01
Putnam VT Small Cap Value	1,823	22,751	20,835	—	20,835	1,403	14.85	14.85
Royce Micro-Cap	18,452	176,916	169,206	—	169,206	12,576	10.99	13.49
T. Rowe Price Health Sciences	28,580	1,368,911	1,481,854	—	1,481,854	77,322	19.15	19.15
Templeton Developing Markets VIP Fund	20,427	175,397	168,117	—	168,117	18,688	8.99	8.99
Templeton Global Bond VIP Fund	148,084	2,115,032	1,901,403	—	1,901,403	294,954	6.45	6.45
Western Asset Variable Global High Yield Bond	3,686	27,707	23,075	—	23,075	2,250	10.12	10.38

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022, Except as Noted

	AB VPS Discovery Value Portfolio (a)	AB VPS Dynamic Asset Allocation	American Century VP Mid Cap Value
Net assets as of December 31, 2021	$150,748	$46,311	$596,603

Investment income (loss):
Dividend distributions	1,287	1,004	12,161
Investment Expenses:
Mortality and expense risk and administrative charges	(1,026)	(296)	(4,335)

Net investment income (loss)	261	708	7,826

Increase (decrease) in net assets from operations:
Capital gain distributions	23,169	12,746	75,328
Realized capital gain (loss) on investments	(4,261)	(430)	6,033
Change in unrealized appreciation (depreciation)	(44,021)	(21,885)	(101,523)

Net gain (loss) on investments	(25,113)	(9,569)	(20,162)

Net increase (decrease) in net assets from operations	(24,852)	(8,861)	(12,336)

Contract owner transactions:
Variable annuity deposits	21,760	120	8,690
Terminations, withdrawals and annuity payments	(13,811)	(1,484)	(39,544)
Transfers between subaccounts, net	(9,895)	—	24,490
Maintenance charges and mortality adjustments	(538)	(242)	(1,007)

Increase (decrease) in net assets from contract transactions	(2,484)	(1,606)	(7,371)

Total increase (decrease) in net assets	(27,336)	(10,467)	(19,707)

Net assets as of December 31, 2022	$123,412	$35,844	$576,896

Investment income (loss):
Dividend distributions	1,076	225	11,939
Investment Expenses:
Mortality and expense risk and administrative charges	(980)	(278)	(4,144)

Net investment income (loss)	96	(53)	7,795

Increase (decrease) in net assets from operations:
Capital gain distributions	11,317	—	60,319
Realized capital gain (loss) on investments	(617)	(497)	3,805
Change in unrealized appreciation (depreciation)	9,538	5,001	(41,428)

Net gain (loss) on investments	20,238	4,504	22,696

Net increase (decrease) in net assets from operations	20,334	4,451	30,491

Contract owner transactions:
Variable annuity deposits	3,773	10	7,639
Terminations, withdrawals and annuity payments	(7,217)	(943)	(7,815)
Transfers between subaccounts, net	803	(4)	(30,846)
Maintenance charges and mortality adjustments	(356)	(221)	(977)

Increase (decrease) in net assets from contract transactions	(2,997)	(1,158)	(31,999)

Total increase (decrease) in net assets	17,337	3,293	(1,508)

Net assets as of December 31, 2023	$140,749	$39,137	$575,388

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Century VP Ultra®	American Century VP Value	American Funds IS® Asset Allocation
Net assets as of December 31, 2021	$5,423,905	$1,289,872	$2,831,316

Investment income (loss):
Dividend distributions	—	23,455	37,974
Investment Expenses:
Mortality and expense risk and administrative charges	(32,688)	(9,214)	(17,658)

Net investment income (loss)	(32,688)	14,241	20,316

Increase (decrease) in net assets from operations:
Capital gain distributions	471,464	97,226	246,592
Realized capital gain (loss) on investments	38,836	30,401	(3,729)
Change in unrealized appreciation (depreciation)	(2,279,332)	(147,877)	(656,873)

Net gain (loss) on investments	(1,769,032)	(20,250)	(414,010)

Net increase (decrease) in net assets from operations	(1,801,720)	(6,009)	(393,694)

Contract owner transactions:
Variable annuity deposits	186,461	26,010	120,598
Terminations, withdrawals and annuity payments	(170,608)	(99,136)	(381,381)
Transfers between subaccounts, net	117,116	(834)	(127,271)
Maintenance charges and mortality adjustments	(19,592)	(4,175)	(14,028)

Increase (decrease) in net assets from contract transactions	113,377	(78,135)	(402,082)

Total increase (decrease) in net assets	(1,688,343)	(84,144)	(795,776)

Net assets as of December 31, 2022	$3,735,562	$1,205,728	$2,035,540

Investment income (loss):
Dividend distributions	—	27,560	34,986
Investment Expenses:
Mortality and expense risk and administrative charges	(34,476)	(9,346)	(14,366)

Net investment income (loss)	(34,476)	18,214	20,620

Increase (decrease) in net assets from operations:
Capital gain distributions	337,066	95,252	75,724
Realized capital gain (loss) on investments	74,840	14,985	(21,770)
Change in unrealized appreciation (depreciation)	1,192,467	(37,437)	152,247

Net gain (loss) on investments	1,604,373	72,800	206,201

Net increase (decrease) in net assets from operations	1,569,897	91,014	226,821

Contract owner transactions:
Variable annuity deposits	29,671	36,446	14,991
Terminations, withdrawals and annuity payments	(162,317)	(82,154)	(522,405)
Transfers between subaccounts, net	(122,251)	(31,722)	14,028
Maintenance charges and mortality adjustments	(18,544)	(3,193)	(19,056)

Increase (decrease) in net assets from contract transactions	(273,441)	(80,623)	(512,442)

Total increase (decrease) in net assets	1,296,456	10,391	(285,621)

Net assets as of December 31, 2023	$5,032,018	$1,216,119	$1,749,919

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Funds IS® Capital World Bond	American Funds IS® Global Growth	American Funds IS® Growth- Income
Net assets as of December 31, 2021	$141,604	$3,269,653	$1,473,460

Investment income (loss):
Dividend distributions	215	11,135	12,621
Investment Expenses:
Mortality and expense risk and administrative charges	(710)	(19,042)	(8,956)

Net investment income (loss)	(495)	(7,907)	3,665

Increase (decrease) in net assets from operations:
Capital gain distributions	1,688	287,717	119,589
Realized capital gain (loss) on investments	(12,936)	16,431	25,351
Change in unrealized appreciation (depreciation)	(13,141)	(1,141,753)	(399,336)

Net gain (loss) on investments	(24,389)	(837,605)	(254,396)

Net increase (decrease) in net assets from operations	(24,884)	(845,512)	(250,731)

Contract owner transactions:
Variable annuity deposits	50	150,771	14,095
Terminations, withdrawals and annuity payments	(33,111)	(234,161)	(146,344)
Transfers between subaccounts, net	(19,149)	52,089	16,093
Maintenance charges and mortality adjustments	(1,158)	(11,150)	(3,872)

Increase (decrease) in net assets from contract transactions	(53,368)	(42,451)	(120,028)

Total increase (decrease) in net assets	(78,252)	(887,963)	(370,759)

Net assets as of December 31, 2022	$63,352	$2,381,690	$1,102,701

Investment income (loss):
Dividend distributions	—	17,703	13,889
Investment Expenses:
Mortality and expense risk and administrative charges	(470)	(19,024)	(8,851)

Net investment income (loss)	(470)	(1,321)	5,038

Increase (decrease) in net assets from operations:
Capital gain distributions	—	198,905	62,912
Realized capital gain (loss) on investments	(519)	5,516	9,902
Change in unrealized appreciation (depreciation)	4,195	287,049	185,601

Net gain (loss) on investments	3,676	491,470	258,415

Net increase (decrease) in net assets from operations	3,206	490,149	263,453

Contract owner transactions:
Variable annuity deposits	—	38,690	25,634
Terminations, withdrawals and annuity payments	(1,371)	(119,601)	(86,083)
Transfers between subaccounts, net	256	(87,336)	(21,803)
Maintenance charges and mortality adjustments	(281)	(8,611)	(2,375)

Increase (decrease) in net assets from contract transactions	(1,396)	(176,858)	(84,627)

Total increase (decrease) in net assets	1,810	313,291	178,826

Net assets as of December 31, 2023	$65,162	$2,694,981	$1,281,527

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	American Funds IS® International	American Funds IS® New World	BlackRock Equity Dividend V.I.
Net assets as of December 31, 2021	$355,484	$205,679	$765,420

Investment income (loss):
Dividend distributions	4,274	1,864	11,508
Investment Expenses:
Mortality and expense risk and administrative charges	(2,128)	(1,277)	(5,845)

Net investment income (loss)	2,146	587	5,663

Increase (decrease) in net assets from operations:
Capital gain distributions	40,291	16,536	94,562
Realized capital gain (loss) on investments	(8,003)	(3,597)	(8,155)
Change in unrealized appreciation (depreciation)	(110,352)	(63,083)	(139,043)

Net gain (loss) on investments	(78,064)	(50,144)	(52,636)

Net increase (decrease) in net assets from operations	(75,918)	(49,557)	(46,973)

Contract owner transactions:
Variable annuity deposits	1,250	1,449	21,469
Terminations, withdrawals and annuity payments	(50,478)	(17,835)	(91,236)
Transfers between subaccounts, net	30,881	13,662	156,158
Maintenance charges and mortality adjustments	(652)	(409)	(1,916)

Increase (decrease) in net assets from contract transactions	(18,999)	(3,133)	84,475

Total increase (decrease) in net assets	(94,917)	(52,690)	37,502

Net assets as of December 31, 2022	$260,567	$152,989	$802,922

Investment income (loss):
Dividend distributions	2,384	1,770	14,235
Investment Expenses:
Mortality and expense risk and administrative charges	(1,852)	(1,185)	(5,978)

Net investment income (loss)	532	585	8,257

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	38,534
Realized capital gain (loss) on investments	(15,139)	(2,824)	(12,099)
Change in unrealized appreciation (depreciation)	47,330	22,882	48,264

Net gain (loss) on investments	32,191	20,058	74,699

Net increase (decrease) in net assets from operations	32,723	20,643	82,956

Contract owner transactions:
Variable annuity deposits	2,060	1,734	14,462
Terminations, withdrawals and annuity payments	(14,540)	(24,178)	(93,176)
Transfers between subaccounts, net	(55,516)	(5,215)	9,604
Maintenance charges and mortality adjustments	(180)	(312)	(2,642)

Increase (decrease) in net assets from contract transactions	(68,176)	(27,971)	(71,752)

Total increase (decrease) in net assets	(35,453)	(7,328)	11,204

Net assets as of December 31, 2023	$225,114	$145,661	$814,126

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2021	$510,550	$309,897	$129,730

Investment income (loss):
Dividend distributions	—	12,009	489
Investment Expenses:
Mortality and expense risk and administrative charges	(3,063)	(1,817)	(763)

Net investment income (loss)	(3,063)	10,192	(274)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,227	—	26,989
Realized capital gain (loss) on investments	(18,816)	(8,589)	(1,088)
Change in unrealized appreciation (depreciation)	(66,416)	(36,353)	(44,028)

Net gain (loss) on investments	(79,005)	(44,942)	(18,127)

Net increase (decrease) in net assets from operations	(82,068)	(34,750)	(18,401)

Contract owner transactions:
Variable annuity deposits	8,813	125	4,902
Terminations, withdrawals and annuity payments	(85,322)	(29,715)	(20,088)
Transfers between subaccounts, net	(6,901)	(57,807)	(2,053)
Maintenance charges and mortality adjustments	(2,245)	(865)	(274)

Increase (decrease) in net assets from contract transactions	(85,655)	(88,262)	(17,513)

Total increase (decrease) in net assets	(167,723)	(123,012)	(35,914)

Net assets as of December 31, 2022	$342,827	$186,885	$93,816

Investment income (loss):
Dividend distributions	6,890	12,008	538
Investment Expenses:
Mortality and expense risk and administrative charges	(2,411)	(1,428)	(749)

Net investment income (loss)	4,479	10,580	(211)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,160
Realized capital gain (loss) on investments	(13,584)	(3,011)	(228)
Change in unrealized appreciation (depreciation)	43,089	14,002	13,423

Net gain (loss) on investments	29,505	10,991	16,355

Net increase (decrease) in net assets from operations	33,984	21,571	16,144

Contract owner transactions:
Variable annuity deposits	2,802	785	790
Terminations, withdrawals and annuity payments	(97,866)	(10,503)	(890)
Transfers between subaccounts, net	5,043	609	1,016
Maintenance charges and mortality adjustments	(2,109)	(574)	(45)

Increase (decrease) in net assets from contract transactions	(92,130)	(9,683)	871

Total increase (decrease) in net assets	(58,146)	11,888	17,015

Net assets as of December 31, 2023	$284,681	$198,773	$110,831

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon VIF Appreciation
Net assets as of December 31, 2021	$1,059,107	$2,303,121	$366,583

Investment income (loss):
Dividend distributions	8,326	—	1,305
Investment Expenses:
Mortality and expense risk and administrative charges	(6,736)	(11,709)	(2,196)

Net investment income (loss)	1,590	(11,709)	(891)

Increase (decrease) in net assets from operations:
Capital gain distributions	111,495	168,533	88,111
Realized capital gain (loss) on investments	5,080	(21,399)	(41,242)
Change in unrealized appreciation (depreciation)	(299,005)	(1,210,338)	(110,374)

Net gain (loss) on investments	(182,430)	(1,063,204)	(63,505)

Net increase (decrease) in net assets from operations	(180,840)	(1,074,913)	(64,396)

Contract owner transactions:
Variable annuity deposits	12,901	11,788	4,704
Terminations, withdrawals and annuity payments	(47,902)	(71,433)	(31,118)
Transfers between subaccounts, net	(2,963)	43,996	23,084
Maintenance charges and mortality adjustments	(1,272)	(6,174)	(182)

Increase (decrease) in net assets from contract transactions	(39,236)	(21,823)	(3,512)

Total increase (decrease) in net assets	(220,076)	(1,096,736)	(67,908)

Net assets as of December 31, 2022	$839,031	$1,206,385	$298,675

Investment income (loss):
Dividend distributions	9,376	—	1,538
Investment Expenses:
Mortality and expense risk and administrative charges	(6,623)	(11,928)	(2,389)

Net investment income (loss)	2,753	(11,928)	(851)

Increase (decrease) in net assets from operations:
Capital gain distributions	48,946	—	28,166
Realized capital gain (loss) on investments	(5,460)	(20,800)	(8,273)
Change in unrealized appreciation (depreciation)	77,326	725,585	38,291

Net gain (loss) on investments	120,812	704,785	58,184

Net increase (decrease) in net assets from operations	123,565	692,857	57,333

Contract owner transactions:
Variable annuity deposits	10,508	6,217	307
Terminations, withdrawals and annuity payments	(30,067)	(31,114)	(31,497)
Transfers between subaccounts, net	59,705	(5,770)	40,070
Maintenance charges and mortality adjustments	(1,080)	(5,845)	(33)

Increase (decrease) in net assets from contract transactions	39,066	(36,512)	8,847

Total increase (decrease) in net assets	162,631	656,345	66,180

Net assets as of December 31, 2023	$1,001,662	$1,862,730	$364,855

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Delaware Ivy VIP Asset Strategy
Net assets as of December 31, 2021	$1,182,547	$568,121	$127,054

Investment income (loss):
Dividend distributions	—	—	1,462
Investment Expenses:
Mortality and expense risk and administrative charges	(7,312)	(3,401)	(786)

Net investment income (loss)	(7,312)	(3,401)	676

Increase (decrease) in net assets from operations:
Capital gain distributions	118,532	9,341	7,918
Realized capital gain (loss) on investments	(86,148)	(2,012)	(2,692)
Change in unrealized appreciation (depreciation)	(348,744)	(174,905)	(25,852)

Net gain (loss) on investments	(316,360)	(167,576)	(20,626)

Net increase (decrease) in net assets from operations	(323,672)	(170,977)	(19,950)

Contract owner transactions:
Variable annuity deposits	9,470	6,934	2,340
Terminations, withdrawals and annuity payments	(46,811)	(15,412)	(23,351)
Transfers between subaccounts, net	(17,196)	45,801	3,153
Maintenance charges and mortality adjustments	(2,475)	(768)	(484)

Increase (decrease) in net assets from contract transactions	(57,012)	36,555	(18,342)

Total increase (decrease) in net assets	(380,684)	(134,422)	(38,292)

Net assets as of December 31, 2022	$801,863	$433,699	$88,762

Investment income (loss):
Dividend distributions	535	—	1,559
Investment Expenses:
Mortality and expense risk and administrative charges	(6,229)	(3,129)	(679)

Net investment income (loss)	(5,694)	(3,129)	880

Increase (decrease) in net assets from operations:
Capital gain distributions	86,850	—	—
Realized capital gain (loss) on investments	(46,256)	(3,415)	(1,016)
Change in unrealized appreciation (depreciation)	141,338	36,066	10,568

Net gain (loss) on investments	181,932	32,651	9,552

Net increase (decrease) in net assets from operations	176,238	29,522	10,432

Contract owner transactions:
Variable annuity deposits	9,220	6,862	2,871
Terminations, withdrawals and annuity payments	(25,151)	(4,527)	(24,847)
Transfers between subaccounts, net	(49,267)	(57,485)	(436)
Maintenance charges and mortality adjustments	(2,065)	(620)	(132)

Increase (decrease) in net assets from contract transactions	(67,263)	(55,770)	(22,544)

Total increase (decrease) in net assets	108,975	(26,248)	(12,112)

Net assets as of December 31, 2023	$910,838	$407,451	$76,650

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP Equity-Income	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities
Net assets as of December 31, 2021	$653,112	$865,268	$2,035,465

Investment income (loss):
Dividend distributions	9,947	12,883	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,373)	(6,414)	(10,994)

Net investment income (loss)	5,574	6,469	(10,994)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,927	17,838	290,104
Realized capital gain (loss) on investments	5,994	5,556	(11,918)
Change in unrealized appreciation (depreciation)	(71,190)	(79,596)	(1,054,696)

Net gain (loss) on investments	(45,269)	(56,202)	(776,510)

Net increase (decrease) in net assets from operations	(39,695)	(49,733)	(787,504)

Contract owner transactions:
Variable annuity deposits	6,364	61,577	19,493
Terminations, withdrawals and annuity payments	(76,216)	(17,299)	(55,680)
Transfers between subaccounts, net	25,936	3,274	16,429
Maintenance charges and mortality adjustments	(3,346)	(1,389)	(4,611)

Increase (decrease) in net assets from contract transactions	(47,262)	46,163	(24,369)

Total increase (decrease) in net assets	(86,957)	(3,570)	(811,873)

Net assets as of December 31, 2022	$566,155	$861,698	$1,223,592

Investment income (loss):
Dividend distributions	7,907	14,060	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,021)	(6,974)	(11,026)

Net investment income (loss)	3,886	7,086	(11,026)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,569	36,823	—
Realized capital gain (loss) on investments	4,289	8,561	2,134
Change in unrealized appreciation (depreciation)	21,225	98,057	539,965

Net gain (loss) on investments	39,083	143,441	542,099

Net increase (decrease) in net assets from operations	42,969	150,527	531,073

Contract owner transactions:
Variable annuity deposits	11,494	41,982	19,934
Terminations, withdrawals and annuity payments	(82,054)	(34,765)	(56,885)
Transfers between subaccounts, net	(61,601)	(7,228)	(46,042)
Maintenance charges and mortality adjustments	(4,658)	(1,225)	(4,012)

Increase (decrease) in net assets from contract transactions	(136,819)	(1,236)	(87,005)

Total increase (decrease) in net assets	(93,850)	149,291	444,068

Net assets as of December 31, 2023	$472,305	$1,010,989	$1,667,660

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Fidelity® VIP High Income	Fidelity® VIP Overseas	Franklin Allocation VIP Fund
Net assets as of December 31, 2021	$763,022	$543,591	$359,605

Investment income (loss):
Dividend distributions	35,146	4,054	4,202
Investment Expenses:
Mortality and expense risk and administrative charges	(5,105)	(3,400)	(2,066)

Net investment income (loss)	30,041	654	2,136

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,895	26,483
Realized capital gain (loss) on investments	(5,024)	(48)	(18,942)
Change in unrealized appreciation (depreciation)	(118,207)	(137,682)	(67,214)

Net gain (loss) on investments	(123,231)	(133,835)	(59,673)

Net increase (decrease) in net assets from operations	(93,190)	(133,181)	(57,537)

Contract owner transactions:
Variable annuity deposits	92	43,695	1,000
Terminations, withdrawals and annuity payments	(3,735)	(41,301)	(57,809)
Transfers between subaccounts, net	(10,108)	42,693	(10,000)
Maintenance charges and mortality adjustments	(3,733)	(341)	(1,506)

Increase (decrease) in net assets from contract transactions	(17,484)	44,746	(68,315)

Total increase (decrease) in net assets	(110,674)	(88,435)	(125,852)

Net assets as of December 31, 2022	$652,348	$455,156	$233,753

Investment income (loss):
Dividend distributions	35,569	3,273	2,980
Investment Expenses:
Mortality and expense risk and administrative charges	(4,775)	(3,334)	(1,747)

Net investment income (loss)	30,794	(61)	1,233

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,097	3,700
Realized capital gain (loss) on investments	(12,159)	12,466	(6,258)
Change in unrealized appreciation (depreciation)	38,557	66,664	32,074

Net gain (loss) on investments	26,398	80,227	29,516

Net increase (decrease) in net assets from operations	57,192	80,166	30,749

Contract owner transactions:
Variable annuity deposits	232	6,039	1,000
Terminations, withdrawals and annuity payments	(29,082)	(92,147)	(18,473)
Transfers between subaccounts, net	(31,086)	(31,700)	—
Maintenance charges and mortality adjustments	(3,567)	(272)	(1,096)

Increase (decrease) in net assets from contract transactions	(63,503)	(118,080)	(18,569)

Total increase (decrease) in net assets	(6,311)	(37,914)	12,180

Net assets as of December 31, 2023	$646,037	$417,242	$245,933

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2021	$653,228	$954,132	$216,969

Investment income (loss):
Dividend distributions	28,411	12,300	1,666
Investment Expenses:
Mortality and expense risk and administrative charges	(4,755)	(6,609)	(1,301)

Net investment income (loss)	23,656	5,691	365

Increase (decrease) in net assets from operations:
Capital gain distributions	11,532	73,551	31,435
Realized capital gain (loss) on investments	2,689	(4,063)	(4,280)
Change in unrealized appreciation (depreciation)	(77,095)	(125,590)	(50,617)

Net gain (loss) on investments	(62,874)	(56,102)	(23,462)

Net increase (decrease) in net assets from operations	(39,218)	(50,411)	(23,097)

Contract owner transactions:
Variable annuity deposits	4,234	16,124	798
Terminations, withdrawals and annuity payments	(52,758)	(83,263)	(30,142)
Transfers between subaccounts, net	(122)	3,964	(10,967)
Maintenance charges and mortality adjustments	(2,273)	(1,166)	(456)

Increase (decrease) in net assets from contract transactions	(50,919)	(64,341)	(40,767)

Total increase (decrease) in net assets	(90,137)	(114,752)	(63,864)

Net assets as of December 31, 2022	$563,091	$839,380	$153,105

Investment income (loss):
Dividend distributions	29,109	22,245	798
Investment Expenses:
Mortality and expense risk and administrative charges	(4,546)	(6,730)	(1,163)

Net investment income (loss)	24,563	15,515	(365)

Increase (decrease) in net assets from operations:
Capital gain distributions	35,290	48,411	8,648
Realized capital gain (loss) on investments	(1,787)	(2,087)	(1,549)
Change in unrealized appreciation (depreciation)	(15,174)	97,371	11,244

Net gain (loss) on investments	18,329	143,695	18,343

Net increase (decrease) in net assets from operations	42,892	159,210	17,978

Contract owner transactions:
Variable annuity deposits	2,749	12,846	1,010
Terminations, withdrawals and annuity payments	(15,009)	(21,598)	(3,213)
Transfers between subaccounts, net	2,700	(35,403)	(86)
Maintenance charges and mortality adjustments	(1,778)	(793)	(128)

Increase (decrease) in net assets from contract transactions	(11,338)	(44,948)	(2,417)

Total increase (decrease) in net assets	31,554	114,262	15,561

Net assets as of December 31, 2023	$594,645	$953,642	$168,666

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity
Net assets as of December 31, 2021	$121,138	$315,746	$72,348

Investment income (loss):
Dividend distributions	4,813	3,218	266
Investment Expenses:
Mortality and expense risk and administrative charges	(808)	(2,178)	(501)

Net investment income (loss)	4,005	1,040	(235)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	29,959	—
Realized capital gain (loss) on investments	(4,336)	10,935	(273)
Change in unrealized appreciation (depreciation)	(13,941)	(47,963)	(6,164)

Net gain (loss) on investments	(18,277)	(7,069)	(6,437)

Net increase (decrease) in net assets from operations	(14,272)	(6,029)	(6,672)

Contract owner transactions:
Variable annuity deposits	4,050	70	2,395
Terminations, withdrawals and annuity payments	(9,819)	(51,340)	(1,462)
Transfers between subaccounts, net	(9,397)	(5,212)	(1,030)
Maintenance charges and mortality adjustments	(711)	(1,072)	(81)

Increase (decrease) in net assets from contract transactions	(15,877)	(57,554)	(178)

Total increase (decrease) in net assets	(30,149)	(63,583)	(6,850)

Net assets as of December 31, 2022	$90,989	$252,163	$65,498

Investment income (loss):
Dividend distributions	4,208	3,988	77
Investment Expenses:
Mortality and expense risk and administrative charges	(712)	(1,933)	(499)

Net investment income (loss)	3,496	2,055	(422)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	21,675	—
Realized capital gain (loss) on investments	(939)	618	(405)
Change in unrealized appreciation (depreciation)	4,329	(3,431)	5,615

Net gain (loss) on investments	3,390	18,862	5,210

Net increase (decrease) in net assets from operations	6,886	20,917	4,788

Contract owner transactions:
Variable annuity deposits	4,500	—	1,913
Terminations, withdrawals and annuity payments	(749)	(3,728)	(4,226)
Transfers between subaccounts, net	615	16,501	599
Maintenance charges and mortality adjustments	(304)	(870)	(58)

Increase (decrease) in net assets from contract transactions	4,062	11,903	(1,772)

Total increase (decrease) in net assets	10,948	32,820	3,016

Net assets as of December 31, 2023	$101,937	$284,983	$68,514

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2021	$1,227,732	$63,452	$927,988

Investment income (loss):
Dividend distributions	27,333	1,684	51,737
Investment Expenses:
Mortality and expense risk and administrative charges	(8,846)	(529)	(6,281)

Net investment income (loss)	18,487	1,155	45,456

Increase (decrease) in net assets from operations:
Capital gain distributions	—	333	—
Realized capital gain (loss) on investments	(3,986)	47	(13,064)
Change in unrealized appreciation (depreciation)	(33,677)	5,099	(125,570)

Net gain (loss) on investments	(37,663)	5,479	(138,634)

Net increase (decrease) in net assets from operations	(19,176)	6,634	(93,178)

Contract owner transactions:
Variable annuity deposits	4,843	112	91
Terminations, withdrawals and annuity payments	(20,161)	(95)	(71,352)
Transfers between subaccounts, net	(11,512)	—	(21,660)
Maintenance charges and mortality adjustments	(6,361)	(350)	(1,697)

Increase (decrease) in net assets from contract transactions	(33,191)	(333)	(94,618)

Total increase (decrease) in net assets	(52,367)	6,301	(187,796)

Net assets as of December 31, 2022	$1,175,365	$69,753	$740,192

Investment income (loss):
Dividend distributions	41,959	2,561	43,565
Investment Expenses:
Mortality and expense risk and administrative charges	(9,070)	(534)	(5,952)

Net investment income (loss)	32,889	2,027	37,613

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,629	—
Realized capital gain (loss) on investments	(3,380)	21	(6,524)
Change in unrealized appreciation (depreciation)	88,787	(1,563)	49,388

Net gain (loss) on investments	85,407	87	42,864

Net increase (decrease) in net assets from operations	118,296	2,114	80,477

Contract owner transactions:
Variable annuity deposits	5,010	250	—
Terminations, withdrawals and annuity payments	(18,363)	—	(23,541)
Transfers between subaccounts, net	(29,524)	—	(3,340)
Maintenance charges and mortality adjustments	(6,557)	(353)	(1,597)

Increase (decrease) in net assets from contract transactions	(49,434)	(103)	(28,478)

Total increase (decrease) in net assets	68,862	2,011	51,999

Net assets as of December 31, 2023	$1,244,227	$71,764	$792,191

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation
Net assets as of December 31, 2021	$747,458	$100,035	$684,602

Investment income (loss):
Dividend distributions	8,519	358	4,359
Investment Expenses:
Mortality and expense risk and administrative charges	(5,155)	(574)	(4,061)

Net investment income (loss)	3,364	(216)	298

Increase (decrease) in net assets from operations:
Capital gain distributions	59,419	—	50,816
Realized capital gain (loss) on investments	21,094	938	5,956
Change in unrealized appreciation (depreciation)	(96,196)	(15,159)	(166,774)

Net gain (loss) on investments	(15,683)	(14,221)	(110,002)

Net increase (decrease) in net assets from operations	(12,319)	(14,437)	(109,704)

Contract owner transactions:
Variable annuity deposits	2,769	—	9,417
Terminations, withdrawals and annuity payments	(68,018)	(12,359)	(65,264)
Transfers between subaccounts, net	(17,502)	(8,530)	(25,537)
Maintenance charges and mortality adjustments	(587)	(470)	(2,421)

Increase (decrease) in net assets from contract transactions	(83,338)	(21,359)	(83,805)

Total increase (decrease) in net assets	(95,657)	(35,796)	(193,509)

Net assets as of December 31, 2022	$651,801	$64,239	$491,093

Investment income (loss):
Dividend distributions	11,056	193	5,999
Investment Expenses:
Mortality and expense risk and administrative charges	(4,927)	(545)	(3,660)

Net investment income (loss)	6,129	(352)	2,339

Increase (decrease) in net assets from operations:
Capital gain distributions	65,452	—	3,679
Realized capital gain (loss) on investments	2,701	958	(5,731)
Change in unrealized appreciation (depreciation)	(21,711)	7,057	56,412

Net gain (loss) on investments	46,442	8,015	54,360

Net increase (decrease) in net assets from operations	52,571	7,663	56,699

Contract owner transactions:
Variable annuity deposits	3,180	—	830
Terminations, withdrawals and annuity payments	(45,743)	(5,569)	(100,908)
Transfers between subaccounts, net	(5,766)	9,482	63
Maintenance charges and mortality adjustments	(521)	(440)	(2,165)

Increase (decrease) in net assets from contract transactions	(48,850)	3,473	(102,180)

Total increase (decrease) in net assets	3,721	11,136	(45,481)

Net assets as of December 31, 2023	$655,522	$75,375	$445,612

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2021	$56,395	$394,141	$1,248,305

Investment income (loss):
Dividend distributions	649	2,364	10,170
Investment Expenses:
Mortality and expense risk and administrative charges	(474)	(2,726)	(8,826)

Net investment income (loss)	175	(362)	1,344

Increase (decrease) in net assets from operations:
Capital gain distributions	563	17,044	126,883
Realized capital gain (loss) on investments	63	6,028	20,930
Change in unrealized appreciation (depreciation)	(3,368)	(40,411)	(182,122)

Net gain (loss) on investments	(2,742)	(17,339)	(34,309)

Net increase (decrease) in net assets from operations	(2,567)	(17,701)	(32,965)

Contract owner transactions:
Variable annuity deposits	2,000	7,418	22,908
Terminations, withdrawals and annuity payments	(934)	(53,481)	(71,282)
Transfers between subaccounts, net	32,387	46,611	(45,238)
Maintenance charges and mortality adjustments	(216)	(1,165)	(2,386)

Increase (decrease) in net assets from contract transactions	33,237	(617)	(95,998)

Total increase (decrease) in net assets	30,670	(18,318)	(128,963)

Net assets as of December 31, 2022	$87,065	$375,823	$1,119,342

Investment income (loss):
Dividend distributions	2,549	4,820	17,196
Investment Expenses:
Mortality and expense risk and administrative charges	(721)	(2,787)	(8,661)

Net investment income (loss)	1,828	2,033	8,535

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,514	80,667
Realized capital gain (loss) on investments	(205)	(1,682)	3,647
Change in unrealized appreciation (depreciation)	1,453	9,596	5,125

Net gain (loss) on investments	1,248	31,428	89,439

Net increase (decrease) in net assets from operations	3,076	33,461	97,974

Contract owner transactions:
Variable annuity deposits	2,100	5,672	15,625
Terminations, withdrawals and annuity payments	(436)	(17,269)	(20,490)
Transfers between subaccounts, net	2,663	(336)	15,938
Maintenance charges and mortality adjustments	(390)	(974)	(2,297)

Increase (decrease) in net assets from contract transactions	3,937	(12,907)	8,776

Total increase (decrease) in net assets	7,013	20,554	106,750

Net assets as of December 31, 2023	$94,078	$396,377	$1,226,092

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2021	$633,084	$385,304	$3,100,760

Investment income (loss):
Dividend distributions	2,955	1,124	9,320
Investment Expenses:
Mortality and expense risk and administrative charges	(4,279)	(2,066)	(18,956)

Net investment income (loss)	(1,324)	(942)	(9,636)

Increase (decrease) in net assets from operations:
Capital gain distributions	140,047	63,617	675,023
Realized capital gain (loss) on investments	4,060	2,335	(44,904)
Change in unrealized appreciation (depreciation)	(277,266)	(178,266)	(1,519,198)

Net gain (loss) on investments	(133,159)	(112,314)	(889,079)

Net increase (decrease) in net assets from operations	(134,483)	(113,256)	(898,715)

Contract owner transactions:
Variable annuity deposits	12,791	474	151,095
Terminations, withdrawals and annuity payments	(49,898)	(26,154)	(162,443)
Transfers between subaccounts, net	17,072	(15,787)	107,753
Maintenance charges and mortality adjustments	(1,115)	(1,101)	(9,719)

Increase (decrease) in net assets from contract transactions	(21,150)	(42,568)	86,686

Total increase (decrease) in net assets	(155,633)	(155,824)	(812,029)

Net assets as of December 31, 2022	$477,451	$229,480	$2,288,731

Investment income (loss):
Dividend distributions	8,464	3,624	36,566
Investment Expenses:
Mortality and expense risk and administrative charges	(4,237)	(1,903)	(18,921)

Net investment income (loss)	4,227	1,721	17,645

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,388)	(4,933)	(91,043)
Change in unrealized appreciation (depreciation)	121,443	80,947	634,710

Net gain (loss) on investments	117,055	76,014	543,667

Net increase (decrease) in net assets from operations	121,282	77,735	561,312

Contract owner transactions:
Variable annuity deposits	7,929	1,787	39,092
Terminations, withdrawals and annuity payments	(17,771)	(117,428)	(194,505)
Transfers between subaccounts, net	(9,205)	515	(21,260)
Maintenance charges and mortality adjustments	(982)	(875)	(8,125)

Increase (decrease) in net assets from contract transactions	(20,029)	(116,001)	(184,798)

Total increase (decrease) in net assets	101,253	(38,266)	376,514

Net assets as of December 31, 2023	$578,704	$191,214	$2,665,245

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2021	$1,290,852	$2,041,211	$749,106

Investment income (loss):
Dividend distributions	3,137	52,458	13,510
Investment Expenses:
Mortality and expense risk and administrative charges	(7,582)	(13,006)	(4,703)

Net investment income (loss)	(4,445)	39,452	8,807

Increase (decrease) in net assets from operations:
Capital gain distributions	328,141	4,141	125,741
Realized capital gain (loss) on investments	(1,713)	(12,840)	26,217
Change in unrealized appreciation (depreciation)	(671,107)	(364,422)	(228,894)

Net gain (loss) on investments	(344,679)	(373,121)	(76,936)

Net increase (decrease) in net assets from operations	(349,124)	(333,669)	(68,129)

Contract owner transactions:
Variable annuity deposits	1,832	7,102	342
Terminations, withdrawals and annuity payments	(10,894)	(110,679)	(98,490)
Transfers between subaccounts, net	5,013	(35,006)	14,880
Maintenance charges and mortality adjustments	(5,207)	(9,272)	(1,708)

Increase (decrease) in net assets from contract transactions	(9,256)	(147,855)	(84,976)

Total increase (decrease) in net assets	(358,380)	(481,524)	(153,105)

Net assets as of December 31, 2022	$932,472	$1,559,687	$596,001

Investment income (loss):
Dividend distributions	13,590	57,521	16,144
Investment Expenses:
Mortality and expense risk and administrative charges	(7,326)	(11,709)	(4,524)

Net investment income (loss)	6,264	45,812	11,620

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(22,302)	(21,938)	1,782
Change in unrealized appreciation (depreciation)	195,832	69,844	52,240

Net gain (loss) on investments	173,530	47,906	54,022

Net increase (decrease) in net assets from operations	179,794	93,718	65,642

Contract owner transactions:
Variable annuity deposits	5,512	4,970	887
Terminations, withdrawals and annuity payments	(15,619)	(53,047)	(16,910)
Transfers between subaccounts, net	(37,021)	(8,385)	(14,577)
Maintenance charges and mortality adjustments	(5,181)	(7,256)	(1,624)

Increase (decrease) in net assets from contract transactions	(52,309)	(63,718)	(32,224)

Total increase (decrease) in net assets	127,485	30,000	33,418

Net assets as of December 31, 2023	$1,059,957	$1,589,687	$629,419

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Plus Bond
Net assets as of December 31, 2021	$7,288	$277,225	$—

Investment income (loss):
Dividend distributions	597	3,211	1,257
Investment Expenses:
Mortality and expense risk and administrative charges	(367)	(1,921)	(1,015)

Net investment income (loss)	230	1,290	242

Increase (decrease) in net assets from operations:
Capital gain distributions	24,199	7,321	139
Realized capital gain (loss) on investments	(86)	11,888	(790)
Change in unrealized appreciation (depreciation)	(19,660)	(23,201)	(11,767)

Net gain (loss) on investments	4,453	(3,992)	(12,418)

Net increase (decrease) in net assets from operations	4,683	(2,702)	(12,176)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(168)	(33,839)	(14,032)
Transfers between subaccounts, net	118,984	(7,635)	240,995
Maintenance charges and mortality adjustments	(280)	(304)	(416)

Increase (decrease) in net assets from contract transactions	118,536	(41,778)	226,547

Total increase (decrease) in net assets	123,219	(44,480)	214,371

Net assets as of December 31, 2022	$130,507	$232,745	$214,371

Investment income (loss):
Dividend distributions	519	3,264	5,044
Investment Expenses:
Mortality and expense risk and administrative charges	(993)	(1,686)	(1,543)

Net investment income (loss)	(474)	1,578	3,501

Increase (decrease) in net assets from operations:
Capital gain distributions	28,930	23,506	—
Realized capital gain (loss) on investments	(310)	7,501	(756)
Change in unrealized appreciation (depreciation)	(9,391)	(3,180)	7,666

Net gain (loss) on investments	19,229	27,827	6,910

Net increase (decrease) in net assets from operations	18,755	29,405	10,411

Contract owner transactions:
Variable annuity deposits	—	—	665
Terminations, withdrawals and annuity payments	(149)	(45,702)	(7,452)
Transfers between subaccounts, net	(1)	101,117	(7,131)
Maintenance charges and mortality adjustments	(713)	(290)	(520)

Increase (decrease) in net assets from contract transactions	(863)	55,125	(14,438)

Total increase (decrease) in net assets	17,892	84,530	(4,027)

Net assets as of December 31, 2023	$148,399	$317,275	$210,344

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund
Net assets as of December 31, 2021	$456,732	$1,103,548	$471,218

Investment income (loss):
Dividend distributions	—	11,335	4,645
Investment Expenses:
Mortality and expense risk and administrative charges	(2,531)	(6,683)	(2,867)

Net investment income (loss)	(2,531)	4,652	1,778

Increase (decrease) in net assets from operations:
Capital gain distributions	103,207	104,592	36,337
Realized capital gain (loss) on investments	2,149	24,720	(3,499)
Change in unrealized appreciation (depreciation)	(243,428)	(222,756)	(120,034)

Net gain (loss) on investments	(138,072)	(93,444)	(87,196)

Net increase (decrease) in net assets from operations	(140,603)	(88,792)	(85,418)

Contract owner transactions:
Variable annuity deposits	21,664	41,615	4,640
Terminations, withdrawals and annuity payments	(38,043)	(231,658)	(68,133)
Transfers between subaccounts, net	14,297	(63,403)	(9,330)
Maintenance charges and mortality adjustments	(495)	(3,737)	(1,380)

Increase (decrease) in net assets from contract transactions	(2,577)	(257,183)	(74,203)

Total increase (decrease) in net assets	(143,180)	(345,975)	(159,621)

Net assets as of December 31, 2022	$313,552	$757,573	$311,597

Investment income (loss):
Dividend distributions	—	12,729	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,498)	(5,545)	(2,711)

Net investment income (loss)	(2,498)	7,184	(2,711)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	38,644	256
Realized capital gain (loss) on investments	(4,025)	(6,633)	(6,013)

Change in unrealized appreciation (depreciation)	45,094	26,676	59,589

Net gain (loss) on investments	41,069	58,687	53,832

Net increase (decrease) in net assets from operations	38,571	65,871	51,121

Contract owner transactions:
Variable annuity deposits	2,323	5,739	4,464
Terminations, withdrawals and annuity payments	(13,432)	(109,066)	(18,721)
Transfers between subaccounts, net	9,142	16,372	(1,186)
Maintenance charges and mortality adjustments	(468)	(2,621)	(1,141)

Increase (decrease) in net assets from contract transactions	(2,435)	(89,576)	(16,584)

Total increase (decrease) in net assets	36,136	(23,705)	34,537

Net assets as of December 31, 2023	$349,688	$733,868	$346,134

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Global	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market
Net assets as of December 31, 2021	$741,389	$663,517	$920,685

Investment income (loss):
Dividend distributions	—	14,834	9,956
Investment Expenses:
Mortality and expense risk and administrative charges	(4,088)	(3,948)	(6,990)

Net investment income (loss)	(4,088)	10,886	2,966

Increase (decrease) in net assets from operations:
Capital gain distributions	95,890	—	—
Realized capital gain (loss) on investments	1,718	(4,136)	—
Change in unrealized appreciation (depreciation)	(331,317)	(167,099)	—

Net gain (loss) on investments	(233,709)	(171,235)	—

Net increase (decrease) in net assets from operations	(237,797)	(160,349)	2,966

Contract owner transactions:
Variable annuity deposits	122	7,177	590
Terminations, withdrawals and annuity payments	(30,383)	(65,047)	(247,683)
Transfers between subaccounts, net	16,827	8,331	46,349
Maintenance charges and mortality adjustments	(2,683)	(1,321)	(3,544)

Increase (decrease) in net assets from contract transactions	(16,117)	(50,860)	(204,288)

Total increase (decrease) in net assets	(253,914)	(211,209)	(201,322)

Net assets as of December 31, 2022	$487,475	$452,308	$719,363

Investment income (loss):
Dividend distributions	—	6,938	30,516
Investment Expenses:
Mortality and expense risk and administrative charges	(4,231)	(3,435)	(5,338)

Net investment income (loss)	(4,231)	3,503	25,178

Increase (decrease) in net assets from operations:
Capital gain distributions	67,822	—	—
Realized capital gain (loss) on investments	(2,358)	(8,127)	—
Change in unrealized appreciation (depreciation)	99,646	40,529	—

Net gain (loss) on investments	165,110	32,402	—

Net increase (decrease) in net assets from operations	160,879	35,905	25,178

Contract owner transactions:
Variable annuity deposits	222	6,946	2,826
Terminations, withdrawals and annuity payments	(13,949)	(23,713)	(104,131)
Transfers between subaccounts, net	425	13,718	(17,241)
Maintenance charges and mortality adjustments	(2,904)	(1,061)	(3,697)

Increase (decrease) in net assets from contract transactions	(16,206)	(4,110)	(122,243)

Total increase (decrease) in net assets	144,673	31,795	(97,065)

Net assets as of December 31, 2023	$632,148	$484,103	$622,298

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®
Net assets as of December 31, 2021	$792,898	$247,702	$111,451

Investment income (loss):
Dividend distributions	11,514	—	62
Investment Expenses:
Mortality and expense risk and administrative charges	(5,219)	(1,753)	(702)

Net investment income (loss)	6,295	(1,753)	(640)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	29,313	19,086
Realized capital gain (loss) on investments	(17,250)	(539)	(2,688)
Change in unrealized appreciation (depreciation)	(76,009)	(62,059)	(33,004)

Net gain (loss) on investments	(93,259)	(33,285)	(16,606)

Net increase (decrease) in net assets from operations	(86,964)	(35,038)	(17,246)

Contract owner transactions:
Variable annuity deposits	4,565	3,475	1
Terminations, withdrawals and annuity payments	(118,961)	(3,238)	(3,991)
Transfers between subaccounts, net	7,765	12,863	(7,342)
Maintenance charges and mortality adjustments	(991)	(161)	(142)

Increase (decrease) in net assets from contract transactions	(107,622)	12,939	(11,474)

Total increase (decrease) in net assets	(194,586)	(22,099)	(28,720)

Net assets as of December 31, 2022	$598,312	$225,603	$82,731

Investment income (loss):
Dividend distributions	11,237	—	44
Investment Expenses:
Mortality and expense risk and administrative charges	(4,580)	(1,689)	(773)

Net investment income (loss)	6,657	(1,689)	(729)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,700)	(6,988)	(2,183)
Change in unrealized appreciation (depreciation)	20,126	11,384	17,721

Net gain (loss) on investments	15,426	4,396	15,538

Net increase (decrease) in net assets from operations	22,083	2,707	14,809

Contract owner transactions:
Variable annuity deposits	4,256	1,650	—
Terminations, withdrawals and annuity payments	(22,036)	(20,002)	(2,169)
Transfers between subaccounts, net	23,345	(12,978)	23,889
Maintenance charges and mortality adjustments	(912)	(136)	(111)

Increase (decrease) in net assets from contract transactions	4,653	(31,466)	21,609

Total increase (decrease) in net assets	26,736	(28,759)	36,418

Net assets as of December 31, 2023	$625,048	$196,844	$119,149

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Main Street Small Cap Fund®	Janus Henderson VIT Enterprise	Janus Henderson VIT Research
Net assets as of December 31, 2021	$211,510	$2,448,804	$1,055,169

Investment income (loss):
Dividend distributions	478	1,690	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,490)	(15,582)	(6,266)

Net investment income (loss)	(1,012)	(13,892)	(6,266)

Increase (decrease) in net assets from operations:
Capital gain distributions	22,397	369,935	154,994
Realized capital gain (loss) on investments	253	(5,323)	453
Change in unrealized appreciation (depreciation)	(57,415)	(761,240)	(474,768)

Net gain (loss) on investments	(34,765)	(396,628)	(319,321)

Net increase (decrease) in net assets from operations	(35,777)	(410,520)	(325,587)

Contract owner transactions:
Variable annuity deposits	19,682	11,481	16,399
Terminations, withdrawals and annuity payments	(25,702)	(61,532)	(9,884)
Transfers between subaccounts, net	541	(37,047)	25,151
Maintenance charges and mortality adjustments	(792)	(9,812)	(1,734)

Increase (decrease) in net assets from contract transactions	(6,271)	(96,910)	29,932

Total increase (decrease) in net assets	(42,048)	(507,430)	(295,655)

Net assets as of December 31, 2022	$169,462	$1,941,374	$759,514

Investment income (loss):
Dividend distributions	1,866	1,790	557
Investment Expenses:
Mortality and expense risk and administrative charges	(1,492)	(14,886)	(6,784)

Net investment income (loss)	374	(13,096)	(6,227)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	147,863	—
Realized capital gain (loss) on investments	1,314	(7,727)	4,503
Change in unrealized appreciation (depreciation)	30,684	182,110	313,811

Net gain (loss) on investments	31,998	322,246	318,314

Net increase (decrease) in net assets from operations	32,372	309,150	312,087

Contract owner transactions:
Variable annuity deposits	5,391	13,173	13,770
Terminations, withdrawals and annuity payments	(22,044)	(119,878)	(28,783)
Transfers between subaccounts, net	21,013	(74,987)	(20,338)
Maintenance charges and mortality adjustments	(596)	(10,838)	(2,387)

Increase (decrease) in net assets from contract transactions	3,764	(192,530)	(37,738)

Total increase (decrease) in net assets	36,136	116,620	274,349

Net assets as of December 31, 2023	$205,598	$2,057,994	$1,033,863

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC	LVIP JPMorgan Core Bond Fund (a)
Net assets as of December 31, 2021	$283,032	$352,903	$294,648

Investment income (loss):
Dividend distributions	9,341	—	4,282
Investment Expenses:
Mortality and expense risk and administrative charges	(1,590)	(1,620)	(1,388)

Net investment income (loss)	7,751	(1,620)	2,894

Increase (decrease) in net assets from operations:
Capital gain distributions	575	—	1,293
Realized capital gain (loss) on investments	(2,913)	(33,003)	(19,468)
Change in unrealized appreciation (depreciation)	(38,116)	(84,621)	(19,008)

Net gain (loss) on investments	(40,454)	(117,624)	(37,183)

Net increase (decrease) in net assets from operations	(32,703)	(119,244)	(34,289)

Contract owner transactions:
Variable annuity deposits	975	2,836	300
Terminations, withdrawals and annuity payments	(19,925)	(3,132)	(109,808)
Transfers between subaccounts, net	(30,126)	(46,311)	(43,165)
Maintenance charges and mortality adjustments	(1,360)	(15)	(1,635)

Increase (decrease) in net assets from contract transactions	(50,436)	(46,622)	(154,308)

Total increase (decrease) in net assets	(83,139)	(165,866)	(188,597)

Net assets as of December 31, 2022	$199,893	$187,037	$106,051

Investment income (loss):
Dividend distributions	8,566	—	3,569
Investment Expenses:
Mortality and expense risk and administrative charges	(1,328)	(1,452)	(811)

Net investment income (loss)	7,238	(1,452)	2,758

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6,953)	(5,677)	(220)
Change in unrealized appreciation (depreciation)	9,763	22,144	2,660

Net gain (loss) on investments	2,810	16,467	2,440

Net increase (decrease) in net assets from operations	10,048	15,015	5,198

Contract owner transactions:
Variable annuity deposits	514	416	—
Terminations, withdrawals and annuity payments	(14,428)	(4,128)	—
Transfers between subaccounts, net	(24,526)	10,686	1,305
Maintenance charges and mortality adjustments	(1,163)	(15)	(292)

Increase (decrease) in net assets from contract transactions	(39,603)	6,959	1,013

Total increase (decrease) in net assets	(29,555)	21,974	6,211

Net assets as of December 31, 2023	$170,338	$209,011	$112,262

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	MFS® VIT II Research International	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2021	$301,069	$1,003,892	$743,597

Investment income (loss):
Dividend distributions	4,131	13,364	15,472
Investment Expenses:
Mortality and expense risk and administrative charges	(1,867)	(6,642)	(5,433)

Net investment income (loss)	2,264	6,722	10,039

Increase (decrease) in net assets from operations:
Capital gain distributions	5,784	79,477	27,205
Realized capital gain (loss) on investments	696	2,045	15,052
Change in unrealized appreciation (depreciation)	(63,797)	(193,698)	(56,755)

Net gain (loss) on investments	(57,317)	(112,176)	(14,498)

Net increase (decrease) in net assets from operations	(55,053)	(105,454)	(4,459)

Contract owner transactions:
Variable annuity deposits	4,736	8,476	15,942
Terminations, withdrawals and annuity payments	(7,768)	(89,584)	(49,790)
Transfers between subaccounts, net	(2,349)	5,624	(35,403)
Maintenance charges and mortality adjustments	(1,041)	(1,982)	(1,900)

Increase (decrease) in net assets from contract transactions	(6,422)	(77,466)	(71,151)

Total increase (decrease) in net assets	(61,475)	(182,920)	(75,610)

Net assets as of December 31, 2022	$239,594	$820,972	$667,987

Investment income (loss):
Dividend distributions	2,021	13,644	20,830
Investment Expenses:
Mortality and expense risk and administrative charges	(1,930)	(5,861)	(4,913)

Net investment income (loss)	91	7,783	15,917

Increase (decrease) in net assets from operations:
Capital gain distributions	—	32,566	34,939
Realized capital gain (loss) on investments	(41)	3,319	2,028
Change in unrealized appreciation (depreciation)	26,843	27,889	(75,402)

Net gain (loss) on investments	26,802	63,774	(38,435)

Net increase (decrease) in net assets from operations	26,893	71,557	(22,518)

Contract owner transactions:
Variable annuity deposits	9,402	443	973
Terminations, withdrawals and annuity payments	(28,057)	(107,185)	(49,694)
Transfers between subaccounts, net	699	(3,133)	(20,935)
Maintenance charges and mortality adjustments	(1,707)	(1,515)	(1,647)

Increase (decrease) in net assets from contract transactions	(19,663)	(111,390)	(71,303)

Total increase (decrease) in net assets	7,230	(39,833)	(93,821)

Net assets as of December 31, 2023	$246,824	$781,139	$574,166

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Morgan Stanley VIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2021	$413,319	$222,752	$390,328

Investment income (loss):
Dividend distributions	1,178	2,998	6,105
Investment Expenses:
Mortality and expense risk and administrative charges	(2,398)	(1,483)	(2,643)

Net investment income (loss)	(1,220)	1,515	3,462

Increase (decrease) in net assets from operations:
Capital gain distributions	33,663	7,079	16,626
Realized capital gain (loss) on investments	(11,679)	310	(1,432)
Change in unrealized appreciation (depreciation)	(127,976)	(39,567)	(71,053)

Net gain (loss) on investments	(105,992)	(32,178)	(55,859)

Net increase (decrease) in net assets from operations	(107,212)	(30,663)	(52,397)

Contract owner transactions:
Variable annuity deposits	3,567	1,237	915
Terminations, withdrawals and annuity payments	(13,335)	(1,384)	(5,122)
Transfers between subaccounts, net	2,652	185	6,913
Maintenance charges and mortality adjustments	(186)	(506)	(367)

Increase (decrease) in net assets from contract transactions	(7,302)	(468)	2,339

Total increase (decrease) in net assets	(114,514)	(31,131)	(50,058)

Net assets as of December 31, 2022	$298,805	$191,621	$340,270

Investment income (loss):
Dividend distributions	4,810	3,449	6,112
Investment Expenses:
Mortality and expense risk and administrative charges	(2,247)	(1,529)	(2,606)

Net investment income (loss)	2,563	1,920	3,506

Increase (decrease) in net assets from operations:
Capital gain distributions	5,387	4,303	7,114
Realized capital gain (loss) on investments	(15,728)	101	(5,562)
Change in unrealized appreciation (depreciation)	35,263	24,352	31,455

Net gain (loss) on investments	24,922	28,756	33,007

Net increase (decrease) in net assets from operations	27,485	30,676	36,513

Contract owner transactions:
Variable annuity deposits	2,220	970	360
Terminations, withdrawals and annuity payments	(38,871)	—	(54,818)
Transfers between subaccounts, net	(26,711)	(518)	45
Maintenance charges and mortality adjustments	(138)	(525)	(376)

Increase (decrease) in net assets from contract transactions	(63,500)	(73)	(54,789)

Total increase (decrease) in net assets	(36,015)	30,603	(18,276)

Net assets as of December 31, 2023	$262,790	$222,224	$321,994

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2021	$129,519	$233,855	$181,133

Investment income (loss):
Dividend distributions	1,713	3,491	1,952
Investment Expenses:
Mortality and expense risk and administrative charges	(1,005)	(1,609)	(862)

Net investment income (loss)	708	1,882	1,090

Increase (decrease) in net assets from operations:
Capital gain distributions	3,968	8,769	4,898
Realized capital gain (loss) on investments	441	65	1,147
Change in unrealized appreciation (depreciation)	(24,301)	(43,575)	(24,856)

Net gain (loss) on investments	(19,892)	(34,741)	(18,811)

Net increase (decrease) in net assets from operations	(19,184)	(32,859)	(17,721)

Contract owner transactions:
Variable annuity deposits	—	908	1,025
Terminations, withdrawals and annuity payments	(2,006)	(6,340)	—
Transfers between subaccounts, net	2,304	15,431	(56,804)
Maintenance charges and mortality adjustments	(21)	(899)	(258)

Increase (decrease) in net assets from contract transactions	277	9,100	(56,037)

Total increase (decrease) in net assets	(18,907)	(23,759)	(73,758)

Net assets as of December 31, 2022	$110,612	$210,096	$107,375

Investment income (loss):
Dividend distributions	565	3,683	2,394
Investment Expenses:
Mortality and expense risk and administrative charges	(713)	(1,530)	(833)

Net investment income (loss)	(148)	2,153	1,561

Increase (decrease) in net assets from operations:
Capital gain distributions	285	4,768	1,113
Realized capital gain (loss) on investments	(7,539)	(1,227)	(163)
Change in unrealized appreciation (depreciation)	11,267	22,554	7,941

Net gain (loss) on investments	4,013	26,095	8,891

Net increase (decrease) in net assets from operations	3,865	28,248	10,452

Contract owner transactions:
Variable annuity deposits	—	—	120
Terminations, withdrawals and annuity payments	(89,414)	(6,714)	(417)
Transfers between subaccounts, net	25	(15,553)	(4)
Maintenance charges and mortality adjustments	(20)	(935)	(260)

Increase (decrease) in net assets from contract transactions	(89,409)	(23,202)	(561)

Total increase (decrease) in net assets	(85,544)	5,046	9,891

Net assets as of December 31, 2023	$25,068	$215,142	$117,266

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
Net assets as of December 31, 2021	$846,913	$114,415	$219,245

Investment income (loss):
Dividend distributions	735	7,870	49,875
Investment Expenses:
Mortality and expense risk and administrative charges	(4,622)	(955)	(1,840)

Net investment income (loss)	(3,887)	6,915	48,035

Increase (decrease) in net assets from operations:
Capital gain distributions	56,091	8,084	—
Realized capital gain (loss) on investments	90,638	(239)	9,101
Change in unrealized appreciation (depreciation)	(289,414)	(28,809)	(33,648)

Net gain (loss) on investments	(142,685)	(20,964)	(24,547)

Net increase (decrease) in net assets from operations	(146,572)	(14,049)	23,488

Contract owner transactions:
Variable annuity deposits	53	2,706	548
Terminations, withdrawals and annuity payments	(140,277)	(7,583)	(37,259)
Transfers between subaccounts, net	(2,672)	1,627	4,466
Maintenance charges and mortality adjustments	(1,637)	(473)	(848)

Increase (decrease) in net assets from contract transactions	(144,533)	(3,723)	(33,093)

Total increase (decrease) in net assets	(291,105)	(17,772)	(9,605)

Net assets as of December 31, 2022	$555,808	$96,643	$209,640

Investment income (loss):
Dividend distributions	421	2,910	31,689
Investment Expenses:
Mortality and expense risk and administrative charges	(4,239)	(915)	(1,544)

Net investment income (loss)	(3,818)	1,995	30,145

Increase (decrease) in net assets from operations:
Capital gain distributions	8,856	—	—
Realized capital gain (loss) on investments	23,076	(918)	(5,722)
Change in unrealized appreciation (depreciation)	100,351	5,702	(42,112)

Net gain (loss) on investments	132,283	4,784	(47,834)

Net increase (decrease) in net assets from operations	128,465	6,779	(17,689)

Contract owner transactions:
Variable annuity deposits	—	683	3,906
Terminations, withdrawals and annuity payments	(89,265)	(3,441)	(15,565)
Transfers between subaccounts, net	(12,739)	843	2,238
Maintenance charges and mortality adjustments	(1,653)	(453)	(657)

Increase (decrease) in net assets from contract transactions	(103,657)	(2,368)	(10,078)

Total increase (decrease) in net assets	24,808	4,411	(27,767)

Net assets as of December 31, 2023	$580,616	$101,054	$181,873

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT Emerging Markets Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Net assets as of December 31, 2021	$55,975	$391,686	$475,070

Investment income (loss):
Dividend distributions	1,509	4,444	7,223
Investment Expenses:
Mortality and expense risk and administrative charges	(246)	(2,331)	(3,280)

Net investment income (loss)	1,263	2,113	3,943

Increase (decrease) in net assets from operations:
Capital gain distributions	—	115	—
Realized capital gain (loss) on investments	(3,458)	(3,571)	(9,337)
Change in unrealized appreciation (depreciation)	(5,416)	(34,766)	(23,707)

Net gain (loss) on investments	(8,874)	(38,222)	(33,044)

Net increase (decrease) in net assets from operations	(7,611)	(36,109)	(29,101)

Contract owner transactions:
Variable annuity deposits	8	2	1,010
Terminations, withdrawals and annuity payments	(1,656)	(38,958)	(86,562)
Transfers between subaccounts, net	(19,604)	(40,931)	33,550
Maintenance charges and mortality adjustments	(122)	(1,926)	(2,170)

Increase (decrease) in net assets from contract transactions	(21,374)	(81,813)	(54,172)

Total increase (decrease) in net assets	(28,985)	(117,922)	(83,273)

Net assets as of December 31, 2022	$26,990	$273,764	$391,797

Investment income (loss):
Dividend distributions	1,563	7,384	12,963
Investment Expenses:
Mortality and expense risk and administrative charges	(213)	(2,210)	(2,775)

Net investment income (loss)	1,350	5,174	10,188

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,611	—
Realized capital gain (loss) on investments	(454)	(4,737)	(11,468)
Change in unrealized appreciation (depreciation)	1,597	15,047	14,801

Net gain (loss) on investments	1,143	17,921	3,333

Net increase (decrease) in net assets from operations	2,493	23,095	13,521

Contract owner transactions:
Variable annuity deposits	—	—	14,531
Terminations, withdrawals and annuity payments	(566)	(17,996)	(115,772)
Transfers between subaccounts, net	191	42,685	(20,736)
Maintenance charges and mortality adjustments	(113)	(1,823)	(3,381)

Increase (decrease) in net assets from contract transactions	(488)	22,866	(125,358)

Total increase (decrease) in net assets	2,005	45,961	(111,837)

Net assets as of December 31, 2023	$28,995	$319,725	$279,960

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT Real Return	PIMCO VIT Total Return	Putnam VT Small Cap Value
Net assets as of December 31, 2021	$1,310,338	$628,822	$19,400

Investment income (loss):
Dividend distributions	77,524	13,369	29
Investment Expenses:
Mortality and expense risk and administrative charges	(8,460)	(4,029)	(135)

Net investment income (loss)	69,064	9,340	(106)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,403
Realized capital gain (loss) on investments	(2,925)	(19,460)	(32)
Change in unrealized appreciation (depreciation)	(220,128)	(83,018)	(4,914)

Net gain (loss) on investments	(223,053)	(102,478)	(2,543)

Net increase (decrease) in net assets from operations	(153,989)	(93,138)	(2,649)

Contract owner transactions:
Variable annuity deposits	22,659	17,953	—
Terminations, withdrawals and annuity payments	(168,506)	(104,265)	(2)
Transfers between subaccounts, net	(13,695)	22,117	202
Maintenance charges and mortality adjustments	(3,668)	(3,276)	(22)

Increase (decrease) in net assets from contract transactions	(163,210)	(67,471)	178

Total increase (decrease) in net assets	(317,199)	(160,609)	(2,471)

Net assets as of December 31, 2022	$993,139	$468,213	$16,929

Investment income (loss):
Dividend distributions	29,577	15,288	27
Investment Expenses:
Mortality and expense risk and administrative charges	(7,531)	(3,323)	(134)

Net investment income (loss)	22,046	11,965	(107)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,090
Realized capital gain (loss) on investments	(7,805)	(28,777)	(59)
Change in unrealized appreciation (depreciation)	14,030	37,178	1,964

Net gain (loss) on investments	6,225	8,401	3,995

Net increase (decrease) in net assets from operations	28,271	20,366	3,888

Contract owner transactions:
Variable annuity deposits	25,467	46,879	—
Terminations, withdrawals and annuity payments	(53,096)	(134,360)	(2)
Transfers between subaccounts, net	9,263	8,089	44
Maintenance charges and mortality adjustments	(2,879)	(3,626)	(24)

Increase (decrease) in net assets from contract transactions	(21,245)	(83,018)	18

Total increase (decrease) in net assets	7,026	(62,652)	3,906

Net assets as of December 31, 2023	$1,000,165	$405,561	$20,835

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Royce Micro-Cap	T. Rowe Price Health Sciences	Templeton Developing Markets VIP Fund
Net assets as of December 31, 2021	$221,819	$1,850,308	$184,388

Investment income (loss):
Dividend distributions	—	—	4,509
Investment Expenses:
Mortality and expense risk and administrative charges	(1,330)	(11,550)	(1,179)

Net investment income (loss)	(1,330)	(11,550)	3,330

Increase (decrease) in net assets from operations:
Capital gain distributions	46,751	26,101	13,028
Realized capital gain (loss) on investments	3,383	17,300	(1,529)
Change in unrealized appreciation (depreciation)	(99,175)	(286,981)	(57,040)

Net gain (loss) on investments	(49,041)	(243,580)	(45,541)

Net increase (decrease) in net assets from operations	(50,371)	(255,130)	(42,211)

Contract owner transactions:
Variable annuity deposits	—	13,335	512
Terminations, withdrawals and annuity payments	(33,014)	(32,907)	(18,197)
Transfers between subaccounts, net	7,984	(23,267)	30,658
Maintenance charges and mortality adjustments	(172)	(5,930)	(631)

Increase (decrease) in net assets from contract transactions	(25,202)	(48,769)	12,342

Total increase (decrease) in net assets	(75,573)	(303,899)	(29,869)

Net assets as of December 31, 2022	$146,246	$1,546,409	$154,519

Investment income (loss):
Dividend distributions	—	—	3,412
Investment Expenses:
Mortality and expense risk and administrative charges	(1,167)	(10,974)	(1,224)

Net investment income (loss)	(1,167)	(10,974)	2,188

Increase (decrease) in net assets from operations:
Capital gain distributions	—	54,823	124
Realized capital gain (loss) on investments	(1,265)	11,988	(1,399)
Change in unrealized appreciation (depreciation)	28,479	(28,635)	17,092

Net gain (loss) on investments	27,214	38,176	15,817

Net increase (decrease) in net assets from operations	26,047	27,202	18,005

Contract owner transactions:
Variable annuity deposits	—	6,104	8,766
Terminations, withdrawals and annuity payments	(235)	(70,313)	(13,365)
Transfers between subaccounts, net	(2,666)	(21,988)	600
Maintenance charges and mortality adjustments	(186)	(5,560)	(408)

Increase (decrease) in net assets from contract transactions	(3,087)	(91,757)	(4,407)

Total increase (decrease) in net assets	22,960	(64,555)	13,598

Net assets as of December 31, 2023	$169,206	$1,481,854	$168,117

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Templeton Global Bond VIP Fund	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2021	$2,225,419	$28,400

Investment income (loss):
Dividend distributions	—	1,381
Investment Expenses:
Mortality and expense risk and administrative charges	(14,462)	(236)

Net investment income (loss)	(14,462)	1,145

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	(62,237)	(474)
Change in unrealized appreciation (depreciation)	(42,837)	(4,669)

Net gain (loss) on investments	(105,074)	(5,143)

Net increase (decrease) in net assets from operations	(119,536)	(3,998)

Contract owner transactions:
Variable annuity deposits	137,603	73
Terminations, withdrawals and annuity payments	(148,451)	(3,204)
Transfers between subaccounts, net	(262,690)	124
Maintenance charges and mortality adjustments	(10,000)	(80)

Increase (decrease) in net assets from contract transactions	(283,538)	(3,087)

Total increase (decrease) in net assets	(403,074)	(7,085)

Net assets as of December 31, 2022	$1,822,345	$21,315

Investment income (loss):
Dividend distributions	—	1,143
Investment Expenses:
Mortality and expense risk and administrative charges	(13,389)	(223)

Net investment income (loss)	(13,389)	920

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	(39,593)	(110)
Change in unrealized appreciation (depreciation)	91,880	1,062

Net gain (loss) on investments	52,287	952

Net increase (decrease) in net assets from operations	38,898	1,872

Contract owner transactions:
Variable annuity deposits	30,317	—
Terminations, withdrawals and annuity payments	(114,071)	(166)
Transfers between subaccounts, net	131,230	127
Maintenance charges and mortality adjustments	(7,316)	(73)

Increase (decrease) in net assets from contract transactions	40,160	(112)

Total increase (decrease) in net assets	79,058	1,760

Net assets as of December 31, 2023	$1,901,403	$23,075

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

Variable Annuity Account B (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns and AdvanceDesigns are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	—
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Delaware Ivy VIP Asset Strategy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Plus Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Royce Micro-Cap	Investment	Royce & Associates, LP	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Eighty-nine subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 28, 2023	LVIP JPMorgan Core Bond Fund	JPMorgan Insurance Trust Core Bond Portfolio
May 1, 2023	AB VPS Discovery Value Portfolio	AB VPS Small/Mid Cap Value

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2023, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Discovery Value Portfolio (a)	$16,987	$8,571
AB VPS Dynamic Asset Allocation	234	1,445
American Century VP Mid Cap Value	78,376	42,261
American Century VP Ultra®	619,940	590,791
American Century VP Value	235,852	203,009
American Funds IS® Asset Allocation	139,368	555,466
American Funds IS® Capital World Bond	400	2,266
American Funds IS® Global Growth	330,519	309,793
American Funds IS® Growth-Income	119,279	135,956
American Funds IS® International	26,788	94,432
American Funds IS® New World	8,043	35,429
BlackRock Equity Dividend V.I.	83,237	108,198
BlackRock Global Allocation V.I.	15,862	103,513
BlackRock High Yield V.I.	33,724	32,890
BNY Mellon IP MidCap Stock	5,335	1,515
BNY Mellon IP Small Cap Stock Index	135,736	44,971
BNY Mellon IP Technology Growth	89,252	137,692
BNY Mellon VIF Appreciation	81,128	44,966
ClearBridge Variable Aggressive Growth	115,882	101,989
ClearBridge Variable Small Cap Growth	9,672	68,571
Delaware Ivy VIP Asset Strategy	4,141	25,805
Fidelity® VIP Equity-Income	37,745	157,109
Fidelity® VIP Growth & Income	94,900	52,227
Fidelity® VIP Growth Opportunities	79,180	177,211
Fidelity® VIP High Income	37,385	70,094
Fidelity® VIP Overseas	13,490	130,534
Franklin Allocation VIP Fund	7,570	21,206
Franklin Income VIP Fund	72,901	24,386
Franklin Mutual Global Discovery VIP Fund	104,923	85,945
Franklin Small Cap Value VIP Fund	12,958	7,092
Franklin Strategic Income VIP Fund	13,437	5,879
Guggenheim VIF All Cap Value	42,909	7,276
Guggenheim VIF Alpha Opportunity	2,485	4,679

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Floating Rate Strategies	$48,720	$65,265
Guggenheim VIF Global Managed Futures Strategy	4,371	818
Guggenheim VIF High Yield	50,863	41,728
Guggenheim VIF Large Cap Value	79,270	56,539
Guggenheim VIF Long Short Equity	17,727	14,606
Guggenheim VIF Managed Asset Allocation	10,191	106,353
Guggenheim VIF Multi-Hedge Strategies	20,513	14,748
Guggenheim VIF Small Cap Value	56,029	43,389
Guggenheim VIF SMid Cap Value	159,913	61,935
Guggenheim VIF StylePlus Large Core	28,874	44,676
Guggenheim VIF StylePlus Large Growth	8,401	122,681
Guggenheim VIF StylePlus Mid Growth	167,726	334,879
Guggenheim VIF StylePlus Small Growth	19,701	65,746
Guggenheim VIF Total Return Bond	129,112	147,018
Guggenheim VIF World Equity Income	28,934	49,538
Invesco V.I. American Value	29,601	2,008
Invesco V.I. Comstock	139,930	59,721
Invesco V.I. Core Plus Bond	11,875	22,812
Invesco V.I. Discovery Mid Cap Growth	11,479	16,412
Invesco V.I. Equity and Income	76,164	119,912
Invesco V.I. EVQ International Equity Fund	40,205	59,244
Invesco V.I. Global	68,184	20,799
Invesco V.I. Global Real Estate	33,670	34,277
Invesco V.I. Government Money Market	64,427	161,492
Invesco V.I. Government Securities	41,722	30,412
Invesco V.I. Health Care	9,186	42,341
Invesco V.I. Main Street Mid Cap Fund®	45,278	24,398
Invesco V.I. Main Street Small Cap Fund®	46,703	42,565
Janus Henderson VIT Enterprise	172,487	230,250
Janus Henderson VIT Research	15,363	59,328
Lord Abbett Series Bond-Debenture VC	8,691	41,056
Lord Abbett Series Developing Growth VC	16,221	10,714
LVIP JPMorgan Core Bond Fund (a)	5,230	1,459
MFS® VIT II Research International	42,650	62,222
MFS® VIT Total Return	52,055	123,096
MFS® VIT Utilities	78,016	98,463
Morgan Stanley VIF Emerging Markets Equity	39,600	95,150
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	8,370	2,220
Morningstar Balanced ETF Asset Allocation Portfolio	13,319	57,488
Morningstar Conservative ETF Asset Allocation Portfolio	1,800	91,072
Morningstar Growth ETF Asset Allocation Portfolio	8,451	24,732
Morningstar Income and Growth ETF Asset Allocation Portfolio	3,536	1,423
Neuberger Berman AMT Sustainable Equity	11,188	109,807
PIMCO VIT All Asset	4,679	5,052
PIMCO VIT CommodityRealReturn Strategy	43,783	23,716
PIMCO VIT Emerging Markets Bond	8,670	7,808
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	76,865	41,214
PIMCO VIT Low Duration	62,519	177,689
PIMCO VIT Real Return	68,669	67,868

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PIMCO VIT Total Return	$82,895	$153,948
Putnam VT Small Cap Value	2,258	257
Royce Micro-Cap	7,936	12,190
T. Rowe Price Health Sciences	99,654	147,562
Templeton Developing Markets VIP Fund	13,388	15,483
Templeton Global Bond VIP Fund	256,165	229,394
Western Asset Variable Global High Yield Bond	1,269	461

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2023, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2023.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.70% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Variable Annuity Account B

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio(a)	713	(581)	132	2,121	(2,027)	94
AB VPS Dynamic Asset Allocation	125	(130)	(5)	143	(193)	(50)
American Century VP Mid Cap Value	1,306	(2,024)	(718)	2,909	(2,369)	540
American Century VP Ultra®	12,749	(15,837)	(3,088)	13,613	(6,423)	7,190
American Century VP Value	6,205	(8,105)	(1,900)	4,387	(6,010)	(1,623)
American Funds IS® Asset Allocation	6,886	(42,767)	(35,881)	15,265	(41,169)	(25,904)
American Funds IS® Capital World Bond	352	(271)	81	758	(8,108)	(7,350)
American Funds IS® Global Growth	12,453	(18,867)	(6,414)	22,661	(21,519)	1,142
American Funds IS® Growth-Income	4,725	(7,647)	(2,922)	6,931	(12,061)	(5,130)
American Funds IS® International	3,477	(10,365)	(6,888)	4,423	(5,591)	(1,168)
American Funds IS® New World	1,089	(3,386)	(2,297)	2,158	(2,267)	(109)
BlackRock Equity Dividend V.I.	3,791	(7,085)	(3,294)	18,613	(12,059)	6,554
BlackRock Global Allocation V.I.	1,883	(9,897)	(8,014)	3,956	(10,953)	(6,997)
BlackRock High Yield V.I.	2,855	(3,297)	(442)	8,499	(17,061)	(8,562)
BNY Mellon IP MidCap Stock	393	(84)	309	658	(1,765)	(1,107)
BNY Mellon IP Small Cap Stock Index	7,555	(3,069)	4,486	7,685	(8,506)	(821)
BNY Mellon IP Technology Growth	4,983	(4,545)	438	5,727	(4,881)	846
BNY Mellon VIF Appreciation	3,400	(2,466)	934	11,542	(10,928)	614
ClearBridge Variable Aggressive Growth	3,553	(6,191)	(2,638)	11,083	(13,358)	(2,275)
ClearBridge Variable Small Cap Growth	1,031	(2,978)	(1,947)	2,951	(970)	1,981
Delaware Ivy VIP Asset Strategy	563	(2,614)	(2,051)	2,012	(3,702)	(1,690)
Fidelity® VIP Equity-Income	2,335	(11,008)	(8,673)	4,260	(6,400)	(2,140)
Fidelity® VIP Growth & Income	4,431	(2,820)	1,611	6,625	(2,044)	4,581
Fidelity® VIP Growth Opportunities	4,969	(6,488)	(1,519)	6,751	(6,090)	661
Fidelity® VIP High Income	2,420	(7,490)	(5,070)	5,934	(5,559)	375
Fidelity® VIP Overseas	2,212	(11,908)	(9,696)	15,723	(9,510)	6,213
Franklin Allocation VIP Fund	720	(1,758)	(1,038)	814	(6,149)	(5,335)
Franklin Income VIP Fund	2,313	(1,832)	481	4,313	(7,068)	(2,755)
Franklin Mutual Global Discovery VIP Fund	5,250	(6,608)	(1,358)	6,611	(9,696)	(3,085)

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Small Cap Value VIP Fund	557	(412)	145	380	(2,689)	(2,309)
Franklin Strategic Income VIP Fund	1,554	(669)	885	959	(2,653)	(1,694)
Guggenheim VIF All Cap Value	1,164	(249)	915	1,061	(3,331)	(2,270)
Guggenheim VIF Alpha Opportunity	289	(281)	8	271	(159)	112
Guggenheim VIF Floating Rate Strategies	4,889	(6,326)	(1,437)	5,208	(4,881)	327
Guggenheim VIF Global Managed Futures Strategy	478	(78)	400	430	(86)	344
Guggenheim VIF High Yield	1,042	(1,393)	(351)	1,441	(4,535)	(3,094)
Guggenheim VIF Large Cap Value	1,317	(2,955)	(1,638)	1,667	(4,986)	(3,319)
Guggenheim VIF Long Short Equity	1,693	(1,169)	524	480	(2,066)	(1,586)
Guggenheim VIF Managed Asset Allocation	1,205	(7,941)	(6,736)	1,910	(6,557)	(4,647)
Guggenheim VIF Multi-Hedge Strategies	3,578	(2,472)	1,106	6,653	(989)	5,664
Guggenheim VIF Small Cap Value	1,054	(1,278)	(224)	2,246	(1,887)	359
Guggenheim VIF SMid Cap Value	2,363	(1,395)	968	2,061	(3,513)	(1,452)
Guggenheim VIF StylePlus Large Core	2,715	(3,093)	(378)	6,125	(6,498)	(373)
Guggenheim VIF StylePlus Large Growth	790	(7,380)	(6,590)	1,915	(3,931)	(2,016)
Guggenheim VIF StylePlus Mid Growth	13,448	(20,176)	(6,728)	23,460	(14,576)	8,884
Guggenheim VIF StylePlus Small Growth	3,454	(5,815)	(2,361)	4,271	(2,248)	2,023
Guggenheim VIF Total Return Bond	12,975	(14,837)	(1,862)	7,183	(16,668)	(9,485)
Guggenheim VIF World Equity Income	2,603	(3,787)	(1,184)	6,991	(11,839)	(4,848)
Invesco V.I. American Value	426	(104)	322	12,862	(70)	12,792
Invesco V.I. Comstock	6,804	(3,322)	3,482	2,142	(4,167)	(2,025)
Invesco V.I. Core Plus Bond	1,421	(2,287)	(866)	25,773	(2,628)	23,145
Invesco V.I. Discovery Mid Cap Growth	1,434	(912)	522	3,443	(2,767)	676
Invesco V.I. Equity and Income	3,141	(7,327)	(4,186)	4,535	(18,829)	(14,294)
Invesco V.I. EVQ International Equity Fund	3,298	(3,734)	(436)	3,724	(7,651)	(3,927)
Invesco V.I. Global	1,300	(1,250)	50	2,335	(2,226)	109
Invesco V.I. Global Real Estate	2,462	(1,967)	495	2,294	(3,892)	(1,598)
Invesco V.I. Government Money Market	6,870	(19,442)	(12,572)	54,524	(76,153)	(21,629)
Invesco V.I. Government Securities	7,234	(4,012)	3,222	6,164	(18,100)	(11,936)
Invesco V.I. Health Care	677	(1,829)	(1,152)	1,133	(301)	832
Invesco V.I. Main Street Mid Cap Fund®	2,355	(1,084)	1,271	705	(1,164)	(459)
Invesco V.I. Main Street Small Cap Fund®	1,554	(1,193)	361	1,120	(1,169)	(49)
Janus Henderson VIT Enterprise	3,252	(8,454)	(5,202)	3,037	(4,537)	(1,500)

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson VIT Research	2,108	(2,565)	(457)	3,247	(492)	2,755
Lord Abbett Series Bond-Debenture VC	615	(4,278)	(3,663)	1,409	(5,493)	(4,084)
Lord Abbett Series Developing Growth VC	1,682	(683)	999	2,441	(4,697)	(2,256)
LVIP JPMorgan Core Bond Fund(a)	639	(90)	549	1,220	(19,364)	(18,144)
MFS® VIT II Research International	5,785	(7,133)	(1,348)	2,364	(2,235)	129
MFS® VIT Total Return	2,317	(8,597)	(6,280)	3,554	(7,355)	(3,801)
MFS® VIT Utilities	2,168	(4,810)	(2,642)	3,745	(6,169)	(2,424)
Morgan Stanley VIF Emerging Markets Equity	5,686	(14,122)	(8,436)	10,995	(10,883)	112
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	566	(83)	483	661	(218)	443
Morningstar Balanced ETF Asset Allocation Portfolio	1,023	(5,341)	(4,318)	2,593	(1,342)	1,251
Morningstar Conservative ETF Asset Allocation Portfolio	451	(10,988)	(10,537)	15,375	(15,303)	72
Morningstar Growth ETF Asset Allocation Portfolio	529	(1,988)	(1,459)	1,947	(637)	1,310
Morningstar Income and Growth ETF Asset Allocation Portfolio	368	(73)	295	475	(5,400)	(4,925)
Neuberger Berman AMT Sustainable Equity	648	(3,532)	(2,884)	4,651	(8,571)	(3,920)
PIMCO VIT All Asset	369	(327)	42	539	(598)	(59)
PIMCO VIT CommodityRealReturn Strategy	3,497	(4,444)	(947)	11,027	(14,594)	(3,567)
PIMCO VIT Emerging Markets Bond	837	(824)	13	162	(2,070)	(1,908)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	7,031	(3,918)	3,113	2,276	(8,654)	(6,378)
PIMCO VIT Low Duration	8,395	(23,985)	(15,590)	21,505	(26,883)	(5,378)
PIMCO VIT Real Return	7,333	(6,538)	795	6,813	(18,743)	(11,930)
PIMCO VIT Total Return	10,414	(19,364)	(8,950)	6,792	(13,199)	(6,407)
Putnam VT Small Cap Value	53	(9)	44	61	(7)	54
Royce Micro-Cap	1,113	(974)	139	1,226	(2,879)	(1,653)
T. Rowe Price Health Sciences	4,979	(7,464)	(2,485)	8,336	(8,858)	(522)
Templeton Developing Markets VIP Fund	1,725	(1,671)	54	4,426	(2,502)	1,924
Templeton Global Bond VIP Fund	50,165	(35,325)	14,840	26,860	(59,912)	(33,052)
Western Asset Variable Global High Yield Bond	79	(24)	55	79	(305)	(226)

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio (a)
2023	10,209	13.79	13.79	140,749	0.01	0.75	0.75	12.57	12.57
2022	10,077	12.25	12.25	123,412	0.01	0.75	0.75	(18.87)	(18.87)
2021	9,983	15.10	15.10	150,748	0.01	0.75	0.75	30.62	30.62
2020	9,347	11.56	11.56	108,055	0.01	0.75	0.75	(0.77)	(0.77)
2019	9,743	11.65	11.65	113,498	0.34	0.75	0.75	15.46	15.46
AB VPS Dynamic Asset Allocation
2023	4,162	9.40	9.40	39,137	0.01	0.75	0.75	9.30	9.30
2022	4,167	8.60	8.60	35,844	0.02	0.75	0.75	(21.68)	(21.68)
2021	4,217	10.98	10.98	46,311	0.02	0.75	0.75	5.27	5.27
2020	4,189	10.43	10.43	43,706	0.01	0.75	0.75	0.97	0.97
2019	4,027	10.33	10.33	41,608	1.84	0.75	0.75	10.96	10.96
American Century VP Mid Cap Value
2023	30,043	19.17	19.17	575,388	0.02	0.75	0.75	2.13	2.13
2022	30,761	18.77	18.77	576,896	0.02	0.75	0.75	(5.01)	(5.01)
2021	30,221	19.76	19.76	596,603	0.01	0.75	0.75	18.47	18.47
2020	32,857	16.19	16.68	547,465	0.02	0.75	1.35	(3.23)	(2.63)
2019	33,927	16.73	17.13	580,633	1.96	0.75	1.35	23.47	24.22

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®
2023	127,088	35.03	39.71	5,032,018	—	0.75	1.35	37.16	38.03
2022	130,176	25.54	28.77	3,735,562	—	0.75	1.35	(35.31)	(34.94)
2021	122,986	39.48	44.22	5,423,905	—	0.75	1.35	17.75	18.46
2020	126,012	33.53	37.33	4,692,440	—	0.75	1.35	43.11	44.02
2019	144,073	23.43	25.92	3,726,846	—	0.75	1.35	28.74	29.54
American Century VP Value
2023	46,685	23.08	26.16	1,216,119	0.02	0.75	1.35	4.34	4.98
2022	48,585	22.12	24.92	1,205,728	0.02	0.75	1.35	(3.95)	(3.37)
2021	50,208	23.03	25.79	1,289,872	0.02	0.75	1.35	19.02	19.73
2020	51,184	19.35	21.54	1,098,687	0.02	0.75	1.35	(3.49)	(2.93)
2019	60,056	20.05	22.19	1,328,168	2.10	0.75	1.35	21.52	22.26
American Funds IS® Asset Allocation
2023	129,291	13.54	13.54	1,749,919	0.02	0.75	0.75	9.90	9.90
2022	165,172	12.32	12.32	2,035,540	0.02	0.75	0.75	(16.87)	(16.87)
2021	191,076	14.82	14.82	2,831,316	0.01	0.75	0.75	10.60	10.60
2020	195,909	13.40	13.40	2,624,384	0.02	0.75	0.75	8.06	8.06
2019	153,193	12.40	12.40	1,899,968	1.95	0.75	0.75	16.43	16.43
American Funds IS® Capital World Bond
2023	9,637	6.76	6.76	65,162	—	0.75	0.75	1.96	1.96
2022	9,556	6.63	6.63	63,352	0.00	0.75	0.75	(20.88)	(20.88)
2021	16,906	8.38	8.38	141,604	0.02	0.75	0.75	(8.62)	(8.62)
2020	16,172	9.17	9.17	148,323	0.01	0.75	0.75	5.52	5.52
2019	15,450	8.69	8.69	134,201	1.41	0.75	0.75	3.58	3.58
American Funds IS® Global Growth
2023	156,215	17.25	17.25	2,694,981	0.01	0.75	0.75	17.83	17.83
2022	162,629	14.64	14.64	2,381,690	0.00	0.75	0.75	(27.67)	(27.67)
2021	161,487	20.24	20.24	3,269,653	0.00	0.75	0.75	11.82	11.82
2020	156,481	18.10	18.10	2,832,455	0.00	0.75	0.75	25.35	25.35
2019	149,781	14.44	14.44	2,162,803	0.99	0.75	0.75	29.97	29.97

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth-Income
2023	68,153	18.81	18.81	1,281,527	0.01	0.75	0.75	21.20	21.20
2022	71,075	15.52	15.52	1,102,701	0.01	0.75	0.75	(19.75)	(19.75)
2021	76,205	19.34	19.34	1,473,460	0.01	0.75	0.75	19.24	19.24
2020	76,331	16.22	16.22	1,237,720	0.01	0.75	0.75	9.08	9.08
2019	92,883	14.87	14.87	1,381,159	1.59	0.75	0.75	21.19	21.19
American Funds IS® International
2023	23,898	9.42	9.42	225,114	0.01	0.75	0.75	11.35	11.35
2022	30,786	8.46	8.46	260,567	0.01	0.75	0.75	(23.99)	(23.99)
2021	31,954	11.13	11.13	355,484	0.02	0.75	0.75	(5.28)	(5.28)
2020	32,172	11.75	11.75	378,049	0.00	0.75	0.75	9.40	9.40
2019	41,869	10.74	10.74	449,482	1.34	0.75	0.75	18.15	18.15
American Funds IS® New World
2023	13,480	10.81	10.81	145,661	0.01	0.75	0.75	11.44	11.44
2022	15,777	9.70	9.70	152,989	0.01	0.75	0.75	(25.10)	(25.10)
2021	15,886	12.95	12.95	205,679	0.01	0.75	0.75	0.78	0.78
2020	11,681	12.85	12.85	150,074	0.00	0.75	0.75	18.76	18.76
2019	11,058	10.82	10.82	119,640	0.82	0.75	0.75	24.08	24.08
BlackRock Equity Dividend V.I.
2023	51,597	15.78	15.78	814,126	0.02	0.75	0.75	7.86	7.86
2022	54,891	14.63	14.63	802,922	0.01	0.75	0.75	(7.64)	(7.64)
2021	48,337	15.84	15.84	765,420	0.01	0.75	0.75	15.87	15.87
2020	43,188	13.67	13.67	590,203	0.02	0.75	0.75	(0.22)	(0.22)
2019	36,990	13.70	13.70	506,889	1.87	0.75	0.75	22.76	22.76
BlackRock Global Allocation V.I.
2023	26,304	10.82	10.82	284,681	0.02	0.75	0.75	8.31	8.31
2022	34,318	9.99	9.99	342,827	—	0.75	0.75	(19.17)	(19.17)
2021	41,315	12.36	12.36	510,550	0.01	0.75	0.75	2.49	2.49
2020	49,482	12.06	12.06	596,582	0.01	0.75	0.75	16.30	16.30
2019	36,640	10.37	10.37	380,009	1.45	0.75	0.75	13.46	13.46

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock High Yield V.I.
2023	19,546	10.17	10.17	198,773	0.06	0.75	0.75	8.77	8.77
2022	19,988	9.35	9.35	186,885	0.05	0.75	0.75	(13.90)	(13.90)
2021	28,550	10.86	10.86	309,897	0.04	0.75	0.75	1.40	1.40
2020	28,437	10.71	10.71	304,600	0.05	0.75	0.75	3.08	3.08
2019	21,046	10.39	10.39	218,667	5.22	0.75	0.75	10.65	10.65
BNY Mellon IP MidCap Stock
2023	8,142	13.67	13.67	110,831	0.01	0.75	0.75	13.63	13.63
2022	7,833	12.03	12.03	93,816	0.00	0.75	0.75	(17.38)	(17.38)
2021	8,940	14.56	14.56	129,730	0.00	0.75	0.75	20.93	20.93
2020	9,592	12.04	12.04	115,120	0.00	0.75	0.75	3.88	3.88
2019	9,357	11.59	11.59	108,142	0.39	0.75	0.75	15.44	15.44
BNY Mellon IP Small Cap Stock Index
2023	65,073	15.40	15.40	1,001,662	0.01	0.75	0.75	11.19	11.19
2022	60,587	13.85	13.85	839,031	0.01	0.75	0.75	(19.71)	(19.71)
2021	61,408	17.25	17.25	1,059,107	0.01	0.75	0.75	21.48	21.48
2020	59,803	14.20	14.20	848,912	0.01	0.75	0.75	6.53	6.53
2019	64,229	13.33	13.33	855,810	0.86	0.75	0.75	17.76	17.76
BNY Mellon IP Technology Growth
2023	53,650	30.92	34.84	1,862,730	—	0.75	1.35	52.24	53.21
2022	53,212	20.31	22.74	1,206,385	—	0.75	1.35	(48.79)	(48.48)
2021	52,366	39.66	44.14	2,303,121	—	0.75	1.35	7.83	8.48
2020	53,899	36.78	40.69	2,185,631	0.00	0.75	1.35	62.31	63.35
2019	51,796	22.66	24.91	1,286,130	—	0.75	1.35	20.21	20.86
BNY Mellon VIF Appreciation
2023	19,246	18.96	18.96	364,855	0.00	0.75	0.75	16.25	16.25
2022	18,312	16.31	16.31	298,675	0.00	0.75	0.75	(21.25)	(21.25)
2021	17,698	20.71	20.71	366,583	0.00	0.75	0.75	22.11	22.11
2020	16,075	16.96	16.96	272,673	0.00	0.75	0.75	18.77	18.77
2019	551	14.28	14.28	7,861	0.93	0.75	0.75	30.77	30.77

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Aggressive Growth
2023	50,263	16.07	18.14	910,838	0.00	0.75	1.35	18.86	19.58
2022	52,901	13.52	15.17	801,863	—	0.75	1.35	(29.73)	(29.24)
2021	55,176	19.24	21.44	1,182,547	0.00	0.75	1.35	5.37	5.98
2020	67,745	18.26	20.23	1,367,760	0.01	0.75	1.35	12.72	13.33
2019	65,122	16.20	17.85	1,160,859	0.76	0.75	1.35	19.38	20.20
ClearBridge Variable Small Cap Growth
2023	17,472	20.55	23.33	407,451	—	0.75	1.35	3.79	4.43
2022	19,419	22.34	22.34	433,699	—	0.75	0.75	(31.47)	(31.47)
2021	17,438	29.06	32.60	568,121	—	0.75	1.35	7.79	8.49
2020	21,601	26.96	30.05	648,149	—	0.75	1.35	37.13	37.97
2019	20,425	19.66	21.78	444,618	—	0.75	1.35	21.51	22.22
Delaware Ivy VIP Asset Strategy
2023	7,570	10.12	10.12	76,650	0.02	0.75	0.75	9.76	9.76
2022	9,621	9.22	9.22	88,762	0.01	0.75	0.75	(17.90)	(17.90)
2021	11,311	11.23	11.23	127,054	0.02	0.75	0.75	6.34	6.34
2020	12,567	10.56	10.56	132,701	0.02	0.75	0.75	9.66	9.66
2019	9,121	9.63	9.63	87,802	2.17	0.75	0.75	17.30	17.30
Fidelity® VIP Equity-Income
2023	31,484	14.95	14.95	472,305	0.02	0.75	0.75	6.33	6.33
2022	40,157	14.06	14.06	566,155	0.02	0.75	0.75	(8.70)	(8.70)
2021	42,297	15.40	15.40	653,112	0.02	0.75	0.75	20.03	20.03
2020	47,317	12.83	12.83	608,539	0.01	0.75	0.75	2.48	2.48
2019	49,828	12.52	12.52	625,115	2.11	0.75	0.75	22.39	22.39
Fidelity® VIP Growth & Income
2023	57,004	17.74	17.74	1,010,989	0.02	0.75	0.75	14.01	14.01
2022	55,393	15.56	15.56	861,698	0.01	0.75	0.75	(8.63)	(8.63)
2021	50,812	17.03	17.03	865,268	0.02	0.75	0.75	21.04	21.04
2020	50,175	14.07	14.07	706,027	0.02	0.75	0.75	3.61	3.61
2019	43,771	13.58	13.58	594,494	3.44	0.75	0.75	24.93	24.93

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Growth Opportunities
2023	56,124	29.72	29.72	1,667,660	—	0.75	0.75	39.99	39.99
2022	57,643	21.23	21.23	1,223,592	—	0.75	0.75	(40.57)	(40.57)
2021	56,982	35.72	35.72	2,035,465	—	0.75	0.75	7.56	7.56
2020	56,843	33.21	33.21	1,887,852	—	0.75	0.75	62.00	62.00
2019	56,691	20.50	20.50	1,162,121	—	0.75	0.75	35.31	35.31
Fidelity® VIP High Income
2023	70,205	9.20	9.20	646,037	0.05	0.75	0.75	6.24	6.24
2022	75,275	8.66	8.66	652,348	0.05	0.75	0.75	(14.93)	(14.93)
2021	74,900	10.18	10.18	763,022	0.05	0.75	0.75	0.39	0.39
2020	73,930	10.14	10.14	749,790	0.05	0.75	0.75	(1.36)	(1.36)
2019	68,189	10.28	10.28	700,994	6.27	0.75	0.75	10.54	10.54
Fidelity® VIP Overseas
2023	36,833	11.33	11.33	417,242	0.01	0.75	0.75	15.85	15.85
2022	46,529	9.78	9.78	455,156	0.01	0.75	0.75	(27.45)	(27.45)
2021	40,316	13.48	13.48	543,591	0.00	0.75	0.75	15.02	15.02
2020	39,426	11.72	11.72	462,273	0.00	0.75	0.75	11.09	11.09
2019	28,578	10.55	10.55	301,679	1.44	0.75	0.75	22.82	22.82
Franklin Allocation VIP Fund
2023	21,007	11.71	11.71	245,933	0.01	0.75	0.75	10.47	10.47
2022	22,045	10.60	10.60	233,753	0.01	0.75	0.75	(19.27)	(19.27)
2021	27,380	13.13	13.13	359,605	0.02	0.75	0.75	7.36	7.36
2020	33,444	12.23	12.23	408,852	0.01	0.75	0.75	7.66	7.66
2019	32,539	11.36	11.36	369,609	3.33	0.75	0.75	15.21	15.21
Franklin Income VIP Fund
2023	49,420	11.49	12.06	594,645	0.05	0.75	1.35	3.98	4.69
2022	48,939	11.05	11.52	563,091	0.05	0.75	1.35	(9.50)	(9.00)
2021	51,694	12.21	12.66	653,228	0.05	0.75	1.35	11.71	12.53
2020	52,617	10.93	11.25	591,689	0.05	0.75	1.35	(3.53)	(3.10)
2019	58,983	11.33	11.61	683,825	5.47	0.75	1.35	11.08	11.85

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Mutual Global Discovery VIP Fund
2023	70,167	12.39	13.59	953,642	0.02	0.75	1.35	15.15	15.96
2022	71,525	10.76	11.72	839,380	0.01	0.75	1.35	(8.74)	(8.29)
2021	74,610	11.79	12.78	954,132	0.03	0.75	1.35	14.02	14.72
2020	75,357	10.34	11.14	839,814	0.02	0.75	1.35	(8.58)	(8.01)
2019	79,373	11.31	12.11	961,542	1.71	0.75	1.35	19.05	19.90
Franklin Small Cap Value VIP Fund
2023	10,252	16.41	16.41	168,666	0.01	0.75	0.75	8.60	8.60
2022	10,107	15.11	15.11	153,105	0.01	0.75	0.75	(13.36)	(13.36)
2021	12,416	16.88	17.44	216,969	0.01	0.75	1.35	20.06	20.78
2020	16,053	14.06	14.44	232,173	0.01	0.75	1.35	0.64	1.26
2019	18,000	13.97	14.26	256,689	1.02	0.75	1.35	20.95	21.78
Franklin Strategic Income VIP Fund
2023	12,609	8.09	8.09	101,937	0.04	0.75	0.75	4.25	4.25
2022	11,724	7.76	7.76	90,989	0.05	0.75	0.75	(14.06)	(14.06)
2021	13,418	9.03	9.03	121,138	0.03	0.75	0.75	(1.63)	(1.63)
2020	12,442	9.18	9.18	114,210	0.04	0.75	0.75	(0.33)	(0.33)
2019	13,626	9.21	9.21	125,551	5.35	0.75	0.75	4.07	4.07
Guggenheim VIF All Cap Value
2023	12,219	23.32	23.32	284,983	0.01	0.75	0.75	4.53	4.53
2022	11,304	17.59	22.31	252,163	0.01	0.75	1.35	(5.33)	(4.82)
2021	13,574	18.58	23.44	315,746	0.02	0.75	1.35	21.52	22.27
2020	21,033	15.29	19.17	402,005	0.01	0.75	1.35	(2.49)	(1.89)
2019	31,026	15.68	19.54	605,010	1.25	0.75	1.35	18.43	19.22
Guggenheim VIF Alpha Opportunity
2023	4,183	16.35	16.35	68,514	0.00	0.75	0.75	4.34	4.34
2022	4,175	15.67	15.67	65,498	0.00	0.75	0.75	(11.87)	(11.87)
2021	4,063	17.78	17.78	72,348	0.01	0.75	0.75	9.62	9.62
2020	3,936	14.59	16.22	63,951	0.01	0.75	1.35	(4.01)	(3.45)
2019	7,089	15.20	16.80	119,181	0.17	0.75	1.35	(6.63)	(6.04)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Floating Rate Strategies
2023	129,870	9.58	9.58	1,244,227	0.03	0.75	0.75	7.04	7.04
2022	131,307	8.95	8.95	1,175,365	0.02	0.75	0.75	(4.48)	(4.48)
2021	130,980	9.37	9.37	1,227,732	0.02	0.75	0.75	(1.37)	(1.37)
2020	127,892	9.50	9.50	1,214,268	0.06	0.75	0.75	(3.65)	(3.65)
2019	126,461	9.86	9.86	1,246,528	5.58	0.75	0.75	3.68	3.68
Guggenheim VIF Global Managed Futures Strategy
2023	14,203	5.05	5.05	71,764	0.04	0.75	0.75	—	—
2022	13,803	5.05	5.05	69,753	0.03	0.75	0.75	7.22	7.22
2021	13,459	4.71	4.71	63,452	—	0.75	0.75	(2.89)	(2.89)
2020	13,695	4.85	4.85	66,418	0.04	0.75	0.75	(1.22)	(1.22)
2019	12,143	4.91	4.91	59,591	0.91	0.75	0.75	4.25	4.25
Guggenheim VIF High Yield
2023	25,800	15.22	32.76	792,191	0.06	0.75	1.35	7.26	7.91
2022	26,151	14.19	30.36	740,192	0.06	0.75	1.35	(13.58)	(13.01)
2021	29,245	16.42	34.90	927,988	0.05	0.75	1.35	0.92	1.51
2020	27,625	16.27	34.38	885,812	0.07	0.75	1.35	0.18	0.79
2019	35,057	16.24	34.11	1,100,982	7.50	0.75	1.35	6.91	7.57
Guggenheim VIF Large Cap Value
2023	35,305	18.58	18.70	655,522	0.02	0.75	1.35	4.64	5.21
2022	36,943	17.66	17.87	651,801	0.01	0.75	1.35	(5.55)	(4.90)
2021	40,262	18.57	18.92	747,458	0.02	0.75	1.35	21.67	22.33
2020	51,732	15.18	15.55	784,893	0.02	0.75	1.35	(2.20)	(1.56)
2019	51,223	15.42	15.90	789,682	1.75	0.75	1.35	16.65	17.35
Guggenheim VIF Long Short Equity
2023	5,784	11.70	13.26	75,375	0.00	0.75	1.35	7.93	8.60
2022	5,260	10.84	12.21	64,239	0.00	0.75	1.35	(18.00)	(17.56)
2021	6,846	13.22	14.81	100,035	0.01	0.75	1.35	18.46	19.24
2020	6,422	11.16	12.42	78,667	0.01	0.75	1.35	0.45	1.06
2019	8,163	11.11	12.29	98,619	0.55	0.75	1.35	1.09	1.65

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Managed Asset Allocation
2023	31,873	13.97	14.05	445,612	0.01	0.75	1.35	9.25	9.91
2022	38,609	12.71	12.86	491,093	0.01	0.75	1.35	(20.12)	(19.66)
2021	43,256	15.82	16.10	684,602	0.01	0.75	1.35	7.69	8.36
2020	39,536	14.60	14.95	577,725	0.02	0.75	1.35	7.79	8.39
2019	42,933	13.47	13.87	578,599	1.63	0.75	1.35	14.91	15.72
Guggenheim VIF Multi-Hedge Strategies
2023	15,393	5.69	6.15	94,078	0.03	0.75	1.35	—	0.65
2022	14,287	5.69	6.11	87,065	0.01	0.75	1.35	(7.63)	(7.00)
2021	8,623	6.16	6.57	56,395	—	0.75	1.35	3.53	4.12
2020	8,087	5.95	6.31	50,843	0.02	0.75	1.35	2.76	3.44
2019	3,337	5.79	6.10	20,464	1.85	0.75	1.35	0.52	1.16
Guggenheim VIF Small Cap Value
2023	9,719	26.88	40.78	396,377	0.01	0.75	1.35	5.58	6.25
2022	9,943	25.46	38.38	375,823	0.01	0.75	1.35	(7.82)	(7.27)
2021	9,584	27.62	41.39	394,141	0.01	0.75	1.35	20.82	21.52
2020	11,826	22.86	34.06	402,799	0.01	0.75	1.35	(5.22)	(4.62)
2019	14,021	24.12	35.71	500,767	0.79	0.75	1.35	17.37	18.05
Guggenheim VIF SMid Cap Value
2023	27,861	29.84	44.30	1,226,092	0.01	0.75	1.35	5.07	5.70
2022	26,893	28.40	41.91	1,119,342	0.01	0.75	1.35	(6.02)	(5.46)
2021	28,345	30.22	44.33	1,248,305	0.02	0.75	1.35	18.46	19.20
2020	35,116	25.51	37.19	1,297,421	0.01	0.75	1.35	(0.16)	0.43
2019	37,341	25.55	37.03	1,371,975	0.88	0.75	1.35	21.32	22.05
Guggenheim VIF StylePlus Large Core
2023	39,308	14.41	17.51	578,704	0.02	0.75	1.35	21.51	22.22
2022	39,686	11.79	14.41	477,451	0.01	0.75	1.35	(24.04)	(23.54)
2021	40,059	15.42	18.97	633,084	0.01	0.75	1.35	23.02	23.76
2020	41,837	12.46	15.42	533,620	0.02	0.75	1.35	13.63	14.31
2019	42,519	10.90	13.57	473,115	2.15	0.75	1.35	24.50	25.29

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Large Growth
2023	10,640	17.93	21.54	191,214	0.02	0.75	1.35	33.96	34.71
2022	17,230	13.31	16.08	229,480	0.00	0.75	1.35	(33.61)	(33.22)
2021	19,246	19.93	24.22	385,304	0.01	0.75	1.35	22.32	23.10
2020	16,027	16.19	19.80	261,453	0.01	0.75	1.35	32.00	32.70
2019	20,983	12.20	15.00	256,693	2.06	0.75	1.35	28.21	29.10
Guggenheim VIF StylePlus Mid Growth
2023	147,591	18.05	19.08	2,665,245	0.01	0.75	1.35	20.99	21.71
2022	154,319	14.83	15.77	2,288,731	0.00	0.75	1.35	(30.83)	(30.41)
2021	145,435	21.31	22.80	3,100,760	0.01	0.75	1.35	8.83	9.51
2020	143,790	19.46	20.95	2,800,475	0.01	0.75	1.35	26.51	27.27
2019	137,549	15.29	16.56	2,105,480	0.86	0.75	1.35	26.99	27.84
Guggenheim VIF StylePlus Small Growth
2023	92,653	11.44	19.60	1,059,957	0.01	0.75	1.35	15.84	16.62
2022	95,014	9.81	16.92	932,472	0.00	0.75	1.35	(29.71)	(29.32)
2021	92,991	13.88	13.88	1,290,852	0.00	0.75	0.75	2.66	2.66
2020	95,439	13.52	23.60	1,290,992	0.01	0.75	1.35	26.20	26.95
2019	88,383	10.65	18.70	942,344	0.71	0.75	1.35	20.33	21.02
Guggenheim VIF Total Return Bond
2023	163,483	7.85	9.70	1,589,687	0.04	0.75	1.35	2.35	2.97
2022	165,345	7.67	9.42	1,559,687	0.03	0.75	1.35	(19.69)	(19.21)
2021	174,830	9.55	11.66	2,041,211	0.02	0.75	1.35	(4.69)	(4.11)
2020	174,199	10.02	12.16	2,113,959	0.02	0.75	1.35	9.39	9.95
2019	207,073	9.16	11.06	2,289,766	2.84	0.75	1.35	—	0.64
Guggenheim VIF World Equity Income
2023	48,983	12.84	14.35	629,419	0.03	0.75	1.35	7.49	8.17
2022	50,167	11.87	13.35	596,001	0.02	0.75	1.35	(12.97)	(12.46)
2021	55,015	13.56	15.34	749,106	0.01	0.75	1.35	16.57	17.30
2020	64,230	11.56	13.16	745,184	0.02	0.75	1.35	2.09	2.66
2019	80,298	11.26	12.89	904,395	2.80	0.75	1.35	16.23	16.93

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. American Value
2023	13,819	10.74	10.74	148,399	0.00	0.75	0.75	11.07	11.07
2022	13,497	9.67	9.67	130,507	0.01	0.75	0.75	(6.48)	(6.48)
2021	705	10.29	10.34	7,288	0.05	0.75	1.35	—	—
Invesco V.I. Comstock
2023	16,388	16.32	19.49	317,275	0.01	0.75	1.35	7.30	7.92
2022	12,906	15.21	18.06	232,745	0.01	0.75	1.35	(3.43)	(2.85)
2021	14,931	15.75	18.59	277,225	0.02	0.75	1.35	27.43	28.21
2020	17,603	12.36	14.50	255,085	0.02	0.75	1.35	(5.36)	(4.79)
2019	18,361	13.06	15.23	279,403	1.71	0.75	1.35	19.60	20.40
Invesco V.I. Core Plus Bond
2023	22,279	9.44	9.44	210,344	0.02	0.75	0.75	1.94	1.94
2022	23,145	9.26	9.26	214,371	0.01	0.75	0.75	(7.40)	(7.40)
Invesco V.I. Discovery Mid Cap Growth
2023	20,682	16.91	16.91	349,688	—	0.75	0.75	8.68	8.68
2022	20,160	15.56	15.56	313,552	—	0.75	0.75	(33.65)	(33.65)
2021	19,484	23.45	23.45	456,732	—	0.75	0.75	14.45	14.45
2020	19,046	16.59	20.49	390,158	—	0.75	1.35	34.01	34.80
2019	21,555	12.38	15.20	328,690	—	0.75	1.35	28.29	29.03
Invesco V.I. Equity and Income
2023	44,256	13.94	16.60	733,868	0.02	0.75	1.35	5.53	6.21
2022	48,442	15.63	15.63	757,573	0.01	0.75	0.75	(11.09)	(11.09)
2021	62,736	14.95	17.58	1,103,548	0.02	0.75	1.35	13.34	14.01
2020	62,922	13.19	15.42	970,057	0.02	0.75	1.35	4.93	5.54
2019	65,625	12.57	14.61	958,945	2.47	0.75	1.35	14.90	15.59
Invesco V.I. EVQ International Equity Fund
2023	20,951	14.91	16.80	346,134	—	0.75	1.35	12.87	13.51
2022	21,387	13.21	14.80	311,597	0.01	0.75	1.35	(21.97)	(21.49)
2021	25,314	16.93	18.85	471,218	0.01	0.75	1.35	1.07	1.73
2020	26,974	16.75	18.53	494,373	0.02	0.75	1.35	8.91	9.58
2019	36,533	15.38	16.91	613,360	1.31	0.75	1.35	22.75	23.52

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global
2023	41,401	15.25	15.25	632,148	—	0.75	0.75	29.57	29.57
2022	41,351	11.77	11.77	487,475	—	0.75	0.75	(34.43)	(34.43)
2021	41,242	17.95	17.95	741,389	—	0.75	0.75	10.94	10.94
2020	47,986	16.18	16.18	777,416	0.00	0.75	0.75	22.58	22.58
2019	55,200	13.20	13.20	729,146	0.66	0.75	0.75	26.68	26.68
Invesco V.I. Global Real Estate
2023	26,652	16.02	18.16	484,103	0.01	0.75	1.35	4.36	5.03
2022	26,157	15.35	17.29	452,308	0.03	0.75	1.35	(28.10)	(27.69)
2021	27,755	21.35	23.91	663,517	0.03	0.75	1.35	20.35	21.06
2020	28,991	17.74	19.75	572,423	0.05	0.75	1.35	(16.04)	(15.53)
2019	32,131	21.13	23.38	751,303	4.75	0.75	1.35	17.72	18.44
Invesco V.I. Government Money Market
2023	75,825	7.85	8.22	622,298	0.05	0.75	1.35	0.13	0.74
2022	88,397	7.84	8.16	719,363	0.01	0.75	1.35	(3.09)	(2.51)
2021	110,026	8.09	8.37	920,685	0.00	0.75	1.35	(4.26)	(3.68)
2020	117,657	8.45	8.69	1,022,249	0.00	0.75	1.35	(3.98)	(3.44)
2019	66,649	8.80	9.00	599,927	1.70	0.75	1.35	(2.76)	(2.17)
Invesco V.I. Government Securities
2023	87,328	7.14	7.14	625,048	0.02	0.75	0.75	0.71	0.71
2022	84,106	7.09	7.09	598,312	0.02	0.75	0.75	(13.96)	(13.96)
2021	96,042	8.24	8.24	792,898	0.02	0.75	0.75	(6.04)	(6.04)
2020	96,578	8.04	8.77	848,396	0.02	0.75	1.35	1.39	2.10
2019	108,750	7.93	8.59	935,672	2.29	0.75	1.35	1.28	1.90
Invesco V.I. Health Care
2023	8,078	21.87	24.79	196,844	—	0.75	1.35	(1.35)	(0.76)
2022	9,230	22.17	24.98	225,603	—	0.75	1.35	(17.00)	(16.48)
2021	8,398	26.71	29.91	247,702	0.00	0.75	1.35	7.48	8.13
2020	13,429	24.85	27.66	367,420	0.00	0.75	1.35	9.57	10.24
2019	14,960	22.68	25.09	371,437	0.05	0.75	1.35	26.85	27.62

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Mid Cap Fund®
2023	5,335	19.75	22.39	119,149	0.00	0.75	1.35	9.30	9.97
2022	4,064	18.07	20.36	82,731	0.00	0.75	1.35	(18.09)	(17.60)
2021	4,523	22.06	24.71	111,451	0.00	0.75	1.35	17.59	18.34
2020	4,490	18.76	20.88	93,728	0.00	0.75	1.35	4.28	4.92
2019	6,088	17.99	19.90	121,148	0.23	0.75	1.35	19.69	20.46
Invesco V.I. Main Street Small Cap Fund®
2023	5,642	32.40	36.73	205,598	0.01	0.75	1.35	12.81	13.50
2022	5,281	28.72	32.36	169,462	0.00	0.75	1.35	(19.62)	(19.12)
2021	5,330	35.73	40.01	211,510	0.00	0.75	1.35	17.07	17.78
2020	7,158	30.52	33.97	241,724	0.00	0.75	1.35	14.52	15.19
2019	8,220	26.65	29.49	240,807	—	0.75	1.35	20.75	21.51
Janus Henderson VIT Enterprise
2023	74,144	27.77	27.77	2,057,994	0.00	0.75	0.75	13.49	13.49
2022	79,346	24.47	24.47	1,941,374	0.00	0.75	0.75	(19.24)	(19.24)
2021	80,846	27.85	30.30	2,448,804	0.00	0.75	1.35	11.58	12.26
2020	81,422	24.96	26.99	2,196,653	—	0.75	1.35	14.08	14.75
2019	80,995	21.88	23.52	1,903,821	0.06	0.75	1.35	29.39	30.23
Janus Henderson VIT Research
2023	42,626	24.23	24.23	1,033,863	0.00	0.75	0.75	37.51	37.51
2022	43,083	17.62	17.62	759,514	—	0.75	0.75	(32.59)	(32.59)
2021	40,328	24.52	26.14	1,055,169	0.00	0.75	1.35	14.96	15.61
2020	43,759	21.33	22.61	989,918	0.00	0.75	1.35	26.89	27.67
2019	42,400	16.81	17.71	751,265	0.31	0.75	1.35	29.51	30.22
Lord Abbett Series Bond-Debenture VC
2023	17,901	9.50	9.50	170,338	0.05	0.75	0.75	2.59	2.59
2022	21,564	9.26	9.26	199,893	0.04	0.75	0.75	(16.05)	(16.05)
2021	25,648	11.03	11.03	283,032	0.03	0.75	0.75	(0.54)	(0.54)
2020	19,782	11.09	11.09	219,477	0.03	0.75	0.75	3.36	3.36
2019	29,960	10.73	10.73	321,515	3.78	0.75	0.75	9.27	9.27

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Developing Growth VC
2023	14,769	14.14	14.14	209,011	—	0.75	0.75	4.20	4.20
2022	13,770	13.57	13.57	187,037	—	0.75	0.75	(38.32)	(38.32)
2021	16,026	22.00	22.00	352,903	—	0.75	0.75	(6.30)	(6.30)
2020	11,452	23.48	23.48	269,271	—	0.75	0.75	66.17	66.17
2019	7,684	14.13	14.13	108,755	—	0.75	0.75	26.95	26.95
LVIP JPMorgan Core Bond Fund (a)
2023	14,190	7.94	7.94	112,262	0.03	0.75	0.75	1.79	1.79
2022	13,641	7.80	7.80	106,051	0.02	0.75	0.75	(15.95)	(15.95)
2021	31,785	9.28	9.28	294,648	0.01	0.75	0.75	(5.31)	(5.31)
2020	16,925	9.80	9.80	165,502	0.02	0.75	0.75	3.70	3.70
2019	18,244	9.45	9.45	172,016	2.41	0.75	0.75	3.85	3.85
MFS® VIT II Research International
2023	24,526	7.77	10.06	246,824	0.01	0.75	1.35	8.07	8.76
2022	25,874	9.25	9.25	239,594	0.02	0.75	0.75	(20.87)	(20.87)
2021	25,745	9.14	11.69	301,069	0.01	0.75	1.35	6.53	7.15
2020	33,917	8.58	10.91	369,446	0.02	0.75	1.35	7.92	8.56
2019	34,247	7.95	10.05	335,823	1.26	0.75	1.35	22.31	23.01
MFS® VIT Total Return
2023	54,139	14.40	14.40	781,139	0.02	0.75	0.75	6.12	6.12
2022	60,419	11.53	13.57	820,972	0.01	0.75	1.35	(13.70)	(13.12)
2021	64,220	13.36	15.62	1,003,892	0.02	0.75	1.35	8.97	9.69
2020	74,612	12.26	14.24	1,064,096	0.02	0.75	1.35	4.88	5.40
2019	98,690	11.69	13.51	1,334,002	2.26	0.75	1.35	14.95	15.77
MFS® VIT Utilities
2023	28,848	13.53	20.48	574,166	0.03	0.75	1.35	(6.50)	(5.93)
2022	31,490	14.47	21.77	667,987	0.02	0.75	1.35	(3.79)	(3.20)
2021	33,914	15.04	22.49	743,597	0.01	0.75	1.35	8.91	9.60
2020	32,833	13.81	20.52	656,606	0.02	0.75	1.35	1.17	1.74
2019	30,738	13.65	20.17	597,248	3.77	0.75	1.35	19.42	20.20

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morgan Stanley VIF Emerging Markets Equity
2023	37,305	5.88	7.05	262,790	0.02	0.75	1.35	7.30	7.80
2022	45,741	5.48	6.54	298,805	0.00	0.75	1.35	(28.37)	(27.81)
2021	45,629	7.65	9.06	413,319	0.01	0.75	1.35	(1.42)	(0.88)
2020	45,231	7.76	9.14	411,975	0.01	0.75	1.35	9.45	10.12
2019	57,672	7.09	8.30	478,147	1.13	0.75	1.35	14.54	15.12
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2023	16,535	13.44	13.44	222,224	0.02	0.75	0.75	12.56	12.56
2022	16,052	11.94	11.94	191,621	0.01	0.75	0.75	(16.39)	(16.39)
2021	15,609	14.28	14.28	222,752	0.01	0.75	0.75	13.97	13.97
2020	16,637	12.53	12.53	208,300	0.02	0.75	0.75	5.92	5.92
2019	16,015	11.83	11.83	189,360	1.60	0.75	0.75	17.71	17.71
Morningstar Balanced ETF Asset Allocation Portfolio
2023	29,117	11.06	11.06	321,994	0.02	0.75	0.75	8.64	8.64
2022	33,435	10.18	10.18	340,270	0.02	0.75	0.75	(16.08)	(16.08)
2021	32,184	12.13	12.13	390,328	0.01	0.75	0.75	6.68	6.68
2020	35,142	11.37	11.37	399,397	0.02	0.75	0.75	5.08	5.08
2019	34,669	10.82	10.82	374,943	2.35	0.75	0.75	12.01	12.01
Morningstar Conservative ETF Asset Allocation Portfolio
2023	2,950	8.52	8.52	25,068	0.01	0.75	0.75	3.90	3.90
2022	13,487	8.20	8.20	110,612	0.01	0.75	0.75	(15.11)	(15.11)
2021	13,415	9.66	9.66	129,519	0.01	0.75	0.75	(1.53)	(1.53)
2020	17,947	9.81	9.81	175,925	0.03	0.75	0.75	2.62	2.62
2019	4,287	9.56	9.56	40,984	1.98	0.75	0.75	5.52	5.52
Morningstar Growth ETF Asset Allocation Portfolio
2023	17,298	12.44	12.44	215,142	0.02	0.75	0.75	11.07	11.07
2022	18,757	11.20	11.20	210,096	0.02	0.75	0.75	(16.42)	(16.42)
2021	17,447	13.40	13.40	233,855	0.01	0.75	0.75	10.65	10.65
2020	27,672	12.11	12.11	335,227	0.02	0.75	0.75	5.95	5.95
2019	26,306	11.43	11.43	300,817	1.47	0.75	0.75	15.34	15.34

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Income and Growth ETF Asset Allocation Portfolio
2023	12,003	9.78	9.78	117,266	0.02	0.75	0.75	6.54	6.54
2022	11,708	9.18	9.18	107,375	0.01	0.75	0.75	(15.70)	(15.70)
2021	16,633	10.89	10.89	181,133	0.01	0.75	0.75	2.54	2.54
2020	20,864	10.62	10.62	221,599	0.02	0.75	0.75	4.42	4.42
2019	20,037	10.17	10.17	203,791	2.13	0.75	0.75	8.77	8.77
Neuberger Berman AMT Sustainable Equity
2023	17,185	30.24	33.66	580,616	0.00	0.75	1.35	21.20	21.91
2022	20,069	24.95	27.61	555,808	0.00	0.75	1.35	(22.10)	(21.63)
2021	23,989	32.03	35.23	846,913	0.00	0.75	1.35	17.89	18.62
2020	28,397	27.17	29.70	844,912	0.00	0.75	1.35	14.16	14.89
2019	30,598	23.80	25.85	792,517	0.29	0.75	1.35	20.26	20.96
PIMCO VIT All Asset
2023	7,605	12.20	13.83	101,054	0.03	0.75	1.35	3.48	4.14
2022	7,563	11.79	13.28	96,643	0.07	0.75	1.35	(15.60)	(15.09)
2021	7,622	13.97	15.64	114,415	0.11	0.75	1.35	11.31	11.95
2020	9,453	12.55	13.97	127,932	0.05	0.75	1.35	3.38	4.02
2019	10,732	12.14	13.43	139,840	2.88	0.75	1.35	7.15	7.78
PIMCO VIT CommodityRealReturn Strategy
2023	36,557	4.37	5.03	181,873	0.16	0.75	1.35	(11.90)	(11.29)
2022	37,504	4.96	5.67	209,640	0.23	0.75	1.35	3.98	4.61
2021	41,071	4.77	5.42	219,245	0.04	0.75	1.35	27.88	28.44
2020	41,436	3.73	4.22	171,816	0.07	0.75	1.35	(3.12)	(2.54)
2019	42,263	3.85	4.33	180,578	4.75	0.75	1.35	6.65	7.44
PIMCO VIT Emerging Markets Bond
2023	2,803	9.77	10.34	28,995	0.06	0.75	1.35	6.20	6.93
2022	2,790	9.20	9.67	26,990	0.04	0.75	1.35	(19.37)	(18.94)
2021	4,698	11.41	11.93	55,975	0.05	0.75	1.35	(6.78)	(6.21)
2020	3,539	12.24	12.72	44,961	0.05	0.75	1.35	2.00	2.66
2019	3,771	12.00	12.39	46,674	5.32	0.75	1.35	9.79	10.43

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2023	29,949	9.85	10.73	319,725	0.02	0.75	1.35	4.34	4.99
2022	26,836	9.44	10.22	273,764	0.01	0.75	1.35	(14.03)	(13.46)
2021	33,214	10.98	11.81	391,686	0.02	0.75	1.35	(6.07)	(5.52)
2020	33,588	11.69	12.50	419,106	0.06	0.75	1.35	1.04	1.63
2019	48,392	11.57	12.30	594,593	1.86	0.75	1.35	2.39	3.10
PIMCO VIT Low Duration
2023	37,977	6.54	7.41	279,960	0.04	0.75	1.35	0.46	1.09
2022	53,567	6.51	7.33	391,797	0.02	0.75	1.35	(9.71)	(9.28)
2021	58,945	7.21	8.08	475,070	0.01	0.75	1.35	(5.13)	(4.49)
2020	68,641	7.60	8.46	580,042	0.01	0.75	1.35	(1.43)	(0.82)
2019	70,418	7.71	8.53	600,015	2.78	0.75	1.35	(0.39)	0.12
PIMCO VIT Real Return
2023	100,372	8.79	9.96	1,000,165	0.03	0.75	1.35	(0.79)	(0.20)
2022	99,577	8.86	9.98	993,139	0.07	0.75	1.35	(15.62)	(15.14)
2021	111,507	10.50	11.76	1,310,338	0.05	0.75	1.35	1.06	1.73
2020	115,435	10.39	11.56	1,334,518	0.01	0.75	1.35	7.00	7.53
2019	130,852	9.71	10.75	1,405,883	1.62	0.75	1.35	3.74	4.47
PIMCO VIT Total Return
2023	50,653	8.01	8.01	405,561	0.04	0.75	0.75	1.91	1.91
2022	59,603	7.86	7.86	468,213	0.02	0.75	0.75	(17.52)	(17.52)
2021	66,010	9.53	9.53	628,822	0.02	0.75	0.75	(4.99)	(4.99)
2020	54,792	10.03	10.03	549,409	0.02	0.75	0.75	4.59	4.59
2019	44,606	9.59	9.59	427,841	2.81	0.75	0.75	4.24	4.24
Putnam VT Small Cap Value
2023	1,403	14.85	14.85	20,835	0.00	0.75	0.75	19.28	19.28
2022	1,359	12.45	12.45	16,929	0.00	0.75	0.75	(16.22)	(16.22)
2021	1,305	14.86	14.86	19,400	0.01	0.75	0.75	34.85	34.85
2020	911	11.02	11.02	10,045	0.01	0.75	0.75	0.09	0.09
2019	1,774	11.01	11.01	19,534	0.66	0.75	0.75	19.67	19.67

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Royce Micro-Cap
2023	12,576	10.99	13.49	169,206	—	0.75	1.35	13.77	14.42
2022	12,437	11.79	11.79	146,246	—	0.75	0.75	(25.24)	(25.24)
2021	14,090	13.01	15.77	221,819	—	0.75	1.35	24.50	25.16
2020	15,360	10.45	12.60	193,194	—	0.75	1.35	18.48	19.21
2019	15,614	8.82	10.57	164,729	—	0.75	1.35	14.40	15.14
T. Rowe Price Health Sciences
2023	77,322	19.15	19.15	1,481,854	—	0.75	0.75	(1.14)	(1.14)
2022	79,807	19.37	19.37	1,546,409	—	0.75	0.75	(15.86)	(15.86)
2021	80,329	23.02	23.02	1,850,308	—	0.75	0.75	8.64	8.64
2020	75,438	21.19	21.19	1,598,905	—	0.75	0.75	24.50	24.50
2019	72,441	17.02	17.02	1,233,406	—	0.75	0.75	23.96	23.96
Templeton Developing Markets VIP Fund
2023	18,688	8.99	8.99	168,117	0.02	0.75	0.75	8.44	8.44
2022	18,634	8.29	8.29	154,519	0.03	0.75	0.75	(24.84)	(24.84)
2021	16,710	11.03	11.03	184,388	0.01	0.75	0.75	(9.22)	(9.22)
2020	17,647	12.15	12.15	214,489	0.06	0.75	0.75	12.81	12.81
2019	19,594	10.77	10.77	210,974	1.00	0.75	0.75	22.11	22.11
Templeton Global Bond VIP Fund
2023	294,954	6.45	6.45	1,901,403	—	0.75	0.75	(0.92)	(0.92)
2022	280,114	6.51	6.51	1,822,345	—	0.75	0.75	(8.44)	(8.44)
2021	313,166	7.11	7.11	2,225,419	—	0.75	0.75	(8.49)	(8.49)
2020	249,500	7.77	7.77	1,937,727	0.06	0.75	0.75	(8.70)	(8.70)
2019	146,973	8.51	8.51	1,251,558	7.02	0.75	0.75	(1.73)	(1.73)
Western Asset Variable Global High Yield Bond
2023	2,250	10.12	10.38	23,075	0.05	0.75	1.35	5.31	5.92
2022	2,195	9.61	9.80	21,315	0.06	0.75	1.35	(17.51)	(17.02)
2021	2,421	11.65	11.81	28,400	0.04	0.75	1.35	(3.32)	(2.64)
2020	3,102	12.05	12.13	37,516	0.03	0.75	1.35	2.55	3.15
2019	4,361	11.75	11.76	51,259	4.64	0.75	1.35	9.20	9.80

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.